Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information
Entity Registrant Name	Xueda Education Group
Entity Central Index Key	0001499619
Document Type	20-F
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	130,377,436
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 211,944	$ 217,746
Short-term investments	26,126	7,944
Prepaid expenses and other current assets	12,911	18,645
Amounts due from related parties	1,592	43
Deferred tax assets-current	4,335	3,618
Total current assets	256,908	247,996
Property and equipment, net	40,616	35,613
Acquired intangible assets, net	563
Deferred tax assets-noncurrent	2,585	1,008
Rental deposits	4,493	3,787
Available-for-sale securities	5,125
Goodwill	3,729	863
Other noncurrent assets	2,246	568
Total assets	316,265	289,835
Current liabilities:
Deferred revenue-current (including deferred revenue of the consolidated VIE without recourse to the Company of $79,095 and $105,027 as of December 31, 2011 and 2012, respectively)	105,027	79,095
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIE without recourse to the Company of $19,145 and $23,051 as of December 31, 2011 and 2012, respectively)	25,157	21,733
Income taxes payable (including income taxes payable of the consolidated VIE without recourse to the Company of $4,047 and $4,329 as of December 31, 2011 and 2012, respectively)	4,329	4,047
Dividends payable (including dividends payable of the consolidated VIE without recourse to the Company of nil and nil as of December 31, 2011 and 2012, respectively)	22,665
Deferred income-current (including deferred income of the consolidated VIE without recourse to the Company of nil and nil as of December 31, 2011 and 2012, respectively)	347	371
Total current liabilities	157,525	105,246
Deferred revenue-noncurrent (including deferred revenue of the consolidated VIE without recourse to the Company of $22,309 and $28,765 as of December 31, 2011 and 2012, respectively)	28,765	22,309
Deferred income-noncurrent (including deferred income of the consolidated VIE without recourse to the Company of nil and nil as of December 31, 2011 and 2012, respectively)	607	929
Deferred tax liabilities-noncurrent (including deferred tax liabilities of the consolidated VIE without recourse to the Company of nil and $141 as of December 31, 2011 and 2012, respectively)	141
Total liabilities	187,038	128,484
Commitments (Note 18)
Equity
Ordinary shares (par value $0.0001 per share; 469,647,160 shares authorized; 139,679,890 and 140,027,952 shares issued; 133,505,836 and 130,377,436 shares outstanding as of December 31, 2011 and 2012, respectively)	14	14
Treasury shares, at cost	(16,124)	(8,846)
Additional paid-in capital	149,303	178,058
Statutory reserves	2,028	1,544
Accumulated deficits	(7,046)	(8,527)
Accumulated other comprehensive loss	(311)	(892)
Total Xueda Education Group shareholders' equity	127,864	161,351
Noncontrolling interests	1,363
Total equity	129,227	161,351
Total liabilities and equity	$ 316,265	$ 289,835

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred revenue-current	$ 105,027	$ 79,095
Accrued expenses and other current liabilities	25,157	21,733
Income taxes payable	4,329	4,047
Dividends payable	22,665
Deferred income-current	347	371
Deferred revenue-noncurrent	28,765	22,309
Deferred income-noncurrent	607	929
Deferred tax liabilities-noncurrent	141
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	469,647,160	469,647,160
Ordinary shares, shares issued	140,027,952	139,679,890
Ordinary shares, shares outstanding	130,377,436	133,505,836
Consolidated VIE
Deferred revenue-current	105,027	79,095
Accrued expenses and other current liabilities	23,051	19,145
Income taxes payable	4,329	4,047
Dividends payable
Deferred income-current
Deferred revenue-noncurrent	28,765	22,309
Deferred income-noncurrent
Deferred tax liabilities-noncurrent	$ 141

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net revenues	$ 293,157	$ 221,738	$ 154,144
Cost of revenues (including share-based compensation expenses of $3, $6 and $5 for 2010, 2011 and 2012, respectively)	(219,655)	(156,222)	(103,504)
Gross profit	73,502	65,516	50,640
Operating expenses:
General and administrative (including share-based compensation expenses of $1,895, $4,092 and $3,156 for 2010, 2011 and 2012, respectively)	(46,427)	(36,425)	(23,790)
Selling and marketing (including share-based compensation expenses of $6, $11 and $5 for 2010, 2011 and 2012, respectively)	(31,336)	(25,940)	(16,179)
Total operating expenses	(77,763)	(62,365)	(39,969)
Government subsidies	164	357	26
Other income			76
Income (loss) from operations	(4,097)	3,508	10,773
Interest income	6,722	3,766	510
Income before income tax expenses	2,625	7,274	11,283
Income tax expenses	(876)	(2,484)	(990)
Net income	1,749	4,790	10,293
Net loss attributable to the noncontrolling interests	216
Net income attributable to Xueda Education Group	1,965	4,790	10,293
Net income attributable to Xueda Education Group ordinary shareholders	1,965	4,790	9,773
Net income per ordinary share:
Net income attributable to Xueda Education Group ordinary shareholders, Basic (in dollars per share)	$ 0.01	$ 0.03	$ 0.09
Net income attributable to Xueda Education Group ordinary shareholders, Diluted (in dollars per share)	$ 0.01	$ 0.03	$ 0.09
Weighted average shares used in calculating net income per ordinary share
Basic (in shares)	131,316,004	137,745,176	80,407,581
Diluted (in shares)	131,776,207	142,268,913	82,776,366
Series A1 convertible redeemable preferred shares
Operating expenses:
Deemed dividend on convertible redeemable preferred shares-accretion of redemption premium			(382)
Series A2 convertible redeemable preferred shares
Operating expenses:
Deemed dividend on convertible redeemable preferred shares-accretion of redemption premium			$ (138)

CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cost of revenues
Share-based compensation expenses	$ 5	$ 6	$ 3
General and administrative
Share-based compensation expenses	3,156	4,092	1,895
Selling and marketing
Share-based compensation expenses	$ 5	$ 11	$ 6

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 1,749	$ 4,790	$ 10,293
Other comprehensive (loss) income, net of tax:
Change in cumulative foreign currency translation adjustments	250	118	(187)
Unrealized gain on available-for-sale securities, net of tax effects of nil, nil and nil for the year ended December 31, 2010, 2011 and 2012, respectively	339
Total comprehensive income	2,338	4,908	10,106
Comprehensive loss attributable to the noncontrolling interests	208
Total comprehensive income attributable to Xueda Education Group	$ 2,546	$ 4,908	$ 10,106

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Unrealized gain on available-for-sale securities, tax effects

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Issuance of ordinary shares upon the completion of IPO	Issuance of ordinary shares to Warburg Pincus	Series A1 convertible redeemable preferred shares	Series A2 convertible redeemable preferred shares	Total Xueda shareholders' equity	Total Xueda shareholders' equity Issuance of ordinary shares upon the completion of IPO	Total Xueda shareholders' equity Issuance of ordinary shares to Warburg Pincus	Total Xueda shareholders' equity Series A1 convertible redeemable preferred shares	Total Xueda shareholders' equity Series A2 convertible redeemable preferred shares	Ordinary	Ordinary Issuance of ordinary shares upon the completion of IPO	Ordinary Issuance of ordinary shares to Warburg Pincus	Treasury stock	Additional paid-in capital	Additional paid-in capital Issuance of ordinary shares upon the completion of IPO	Additional paid-in capital Issuance of ordinary shares to Warburg Pincus	Subscription receivable	Subscription receivable Issuance of ordinary shares upon the completion of IPO	Statutory reserve	Accumulated deficits	Accumulated deficits Series A1 convertible redeemable preferred shares	Accumulated deficits Series A2 convertible redeemable preferred shares	Accumulated other comprehensive loss	Noncontroling interest
Balance at Dec. 31, 2009	$ (21,116)					$ (21,116)					$ 7				$ 1,246					$ 144	$ (21,690)			$ (823)
Balance (in shares) at Dec. 31, 2009											69,962,800
Increase (Decrease) in Shareholders' Equity
Deemed dividend on convertible redeemable preferred shares-accretion of redemption premium				(382)	(138)				(382)	(138)												(382)	(138)
Provision for statutory reserve																				379	(379)
Share-based compensation	1,904					1,904									1,904
Conversion of Series A1 and A2 preferred shares upon the completion of the initial public offering ("IPO")	4,660					4,660					3				4,657
Conversion of Series A1 and A2 preferred shares upon the completion of the initial public offering ("IPO") (in shares)											30,352,840
Issuance of ordinary shares upon completion of IPO and Warburg Pincus (net of issuance cost of $3,464 and $nil, respectively)		132,834	32,824				132,834	32,824				3	1			132,986	32,823		(155)
Issuance of ordinary shares upon completion of IPO and Warburg Pincus (in shares)												30,889,000	7,124,000
Foreign currency translation adjustments	(187)					(187)																		(187)
Net income	10,293					10,293															10,293
Balance at Dec. 31, 2010	160,692					160,692					14				173,616			(155)		523	(12,296)			(1,010)
Balance (in shares) at Dec. 31, 2010											138,328,640
Increase (Decrease) in Shareholders' Equity
Repurchase of ordinary shares	(8,846)					(8,846)								(8,846)
Repurchase of ordinary shares (in shares)											(5,210,168)
Provision for statutory reserve																				1,021	(1,021)
Share-based compensation	4,109					4,109									4,109
Nonvested shares vested (in shares)											51,250
Option exercised	333					333									333
Option exercised (in shares)											336,114
Payment of subscription receivable	155					155												155
Foreign currency translation adjustments	118					118																		118
Net income	4,790					4,790															4,790
Balance at Dec. 31, 2011	161,351					161,351					14			(8,846)	178,058					1,544	(8,527)			(892)
Balance (in shares) at Dec. 31, 2011	133,505,836										133,505,836
Increase (Decrease) in Shareholders' Equity
Repurchase of ordinary shares	(7,278)					(7,278)								(7,278)
Repurchase of ordinary shares (in shares)											(4,155,864)
Provision for statutory reserve																				484	(484)
Share-based compensation	3,166					3,166									3,166
Nonvested shares vested (in shares)											348,062
Option exercised	673					673									673
Option exercised (in shares)											679,402
Foreign currency translation adjustments	250					242																		242	8
Dividends distribution	(32,594)					(32,594)									(32,594)
Acquisition of Weland International	1,571																								1,571
Net unrealized gain on available-for-sale securities, net of tax effects of nil for the year	339					339																		339
Net income	1,749					1,965															1,965				(216)
Balance at Dec. 31, 2012	$ 129,227					$ 127,864					$ 14			$ (16,124)	$ 149,303					$ 2,028	$ (7,046)			$ (311)	$ 1,363
Balance (in shares) at Dec. 31, 2012	130,377,436										130,377,436

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Net unrealized gain on available-for-sale securities, tax effects
Issuance of ordinary shares upon the completion of IPO
Issuance of ordinary shares, issuance costs	3,464
Issuance of ordinary shares to Warburg Pincus
Issuance of ordinary shares, issuance costs

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 1,749	$ 4,790	$ 10,293
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization of property and equipment	15,308	8,109	3,551
Amortization of acquired intangible assets	47
Loss on disposal of property and equipment	690	425	24
Share-based compensation expense	3,166	4,109	1,904
Deferred income taxes	(2,303)	(2,078)	(2,404)
Changes in assets and liabilities:
Prepaid expenses and other current assets	4,275	(8,850)	(2,524)
Amounts due from related parties	56		749
Rental deposits	(660)	(1,246)	(1,051)
Other non-current assets	(1,652)	84	(548)
Deferred revenue	30,486	10,742	25,846
Accrued expenses and other current liabilities	3,591	5,737	5,722
Income tax payable	237	1,776	1,405
Deferred income	(346)	1,300
Net cash provided by operating activities	54,644	24,898	42,967
Cash flows from investing activities:
Purchase of short-term investments	(128,307)	(31,175)	(20,850)
Proceeds from maturity of short-term investments	111,266	45,026	742
Acquisition of businesses (net of cash acquired of nil, nil and $1,765 for the years ended December 31, 2010, 2011, and 2012, respectively)	(1,196)
Purchases of available-for-sale securities	(4,786)
Loan to third party		(30,542)
Proceeds from maturity of loan to third party		31,375
Loan to a related party	(4,777)
Proceeds from maturity of loan to a related party	3,185
Purchase of property and equipment	(19,145)	(26,331)	(15,419)
Proceeds from disposal of property and equipment	17	12	6
Net cash used in investing activities	(43,743)	(11,635)	(35,521)
Cash flows from financing activities:
Repurchase of ordinary shares	(7,278)	(8,846)
Payment of issuance cost in connection with initial public offering ("IPO")		(733)	(2,732)
Payment received for shares subscribed during IPO		155
Proceeds from exercise of options	123	265
Proceeds from IPO			136,299
Proceeds from issuance of ordinary shares to Warburg Pincus			32,824
Payment of dividend distribution	(9,929)
Payment of deferred consideration for acquisition of Taiyuan Xueda			(235)
Net cash provided by (used in) financing activities	(17,084)	(9,159)	166,156
Effect of exchange rate changes	381	2,272	1,332
Net increase (decrease) in cash and cash equivalents	(5,802)	6,376	174,934
Cash and cash equivalents, beginning of year	217,746	211,370	36,436
Cash and cash equivalents, end of year	211,944	217,746	211,370
Supplemental disclosure of cash flow information
Income taxes paid	2,897	2,635	1,975
Major non-cash investing activity:
Payable for property and equipment	$ 2,393	$ 2,871	$ 1,103

CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF CASH FLOWS
Acquisition of businesses, cash acquired	$ 1,765

ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.                                      ORGANIZATION AND PRINCIPAL ACTIVITIES

Xueda Education Group (the “Company”) was incorporated under the laws of the Cayman Islands on April 24, 2009.  The Company, its subsidiaries, its consolidated variable interest entity (“VIE”) and VIE’s subsidiaries and schools (collectively the “Group”) are primarily engaged in providing private personalized tutoring services for primary and secondary school students in the People’s Republic of China (“PRC”).

As of December 31, 2012, details of the Company’s subsidiaries and VIE and VIE’s significant subsidiaries and schools were as follows:

Place of
	Incorporation	establishment/
Name	or acquisition date	incorporation	Legal ownership

Subsidiaries:
Xuecheng Century (Beijing) Information Technology Co., Ltd. (“Xuecheng Century”)	Aug 17, 2009	PRC	100%
China Xueda Corporation Limited (“Xueda HK”)	May 13, 2009	Hong Kong	100%
Beijing Xueda Education & Training Consulting Co., Ltd.	Oct 31, 2011	PRC	100%

VIE:
Beijing Xueda Information Technology Co., Ltd. (“Xueda Information”)	Jul 13, 2009	PRC	Nil	*

VIE’s significant subsidiaries and schools:
Taiyuan Xueda Education & Training School(1)	Dec 8, 2008	PRC	Nil	*
Suzhou Xuecheng Information Technology Co., Ltd.	Sep 28, 2009	PRC	Nil	*
Tianjin Xueda Educational Information Consulting Co., Ltd.	Oct 26, 2009	PRC	Nil	*
Guangzhou Xueda Educational Technology Co., Ltd.	Nov 24, 2009	PRC	Nil	*
Shenzhen Xueda Information Technology Co., Ltd.	Nov 25, 2009	PRC	Nil	*
Jinan Xueda Education & Training School(1)	Dec 17, 2009	PRC	Nil	*
Hangzhou Xueda Education Consulting Co., Ltd.	Mar 09, 2010	PRC	Nil	*
Changchun Xueda Education & Training School(1)	Jun 11, 2010	PRC	Nil	*
Shenyang Xueda Education & Training School(1)	Aug 10, 2010	PRC	Nil	*
Nanjing Xueda Education & Training School(1)	Sep 30, 2010	PRC	Nil	*
Xi’an Beilin District Xueda Education & Training School(1)	Dec 14, 2010	PRC	Nil	*
Xi’an Yanta Xueda Education & Training School(1)	Feb 24, 2011	PRC	Nil	*
Shanghai Jinshan District Xueda Education School of Continuing Studies(1)	Dec 16, 2010	PRC	Nil	*
Beijing Chaoyang Xueda Training School(1)	Jan 25, 2011	PRC	Nil	*
Beijing Haidian Xueda Training School(1)	May 31, 2011	PRC	Nil	*

*                                         These entities are controlled by the Company pursuant to the contractual arrangements disclosed below.

(1)                                     These private schools are established and controlled by Xueda Information or its subsidiaries.  Under PRC laws and regulations, entities who establish private schools are commonly referred to as “sponsors” instead of “owners” or “shareholders”.  The economic substance of “sponsorship” in respect of private schools is substantially similar to that of ownership with respect to legal, regulatory and tax matters.

History of the Group and corporate reorganization

The Group’s history began with the commencement of operation of Xueda Education Technology (Beijing) Co., Ltd. (“Xueda Technology”), a limited liability company incorporated by a group of individuals in the PRC in September 2001 to provide private personalized tutoring services for primary and secondary school students.

The equity interest structure of Xueda Technology had been as follows since the incorporation of Xueda Technology till March 2008:

Percentage
Beneficial owners	of ownership
%

Rubin Li	33.00
Xin Jin	38.00
Jinbo Yao	22.00
Changyong Zhu	4.00
Qiang Deng	3.00
Total	100.00

In March 2008, CDH Xueda Education Limited (“CDH Xueda Education”) and Beijing Century Hui Ce Investment Consultancy Co., Ltd (“Century Hui Ce”), a company owned by three individual investors, subscribed for convertible redeemable preferred share interests in Xueda Technology, which represented 23.16% and 10.17%, respectively, of the total equity interest on an as converted basis, with cash of $2,269 and $996, respectively.

Upon the investments of CDH Xueda Education and Century Hui Ce, the equity interest structure of Xueda Technology was as follows:

	Percentage	Percentage
	of ownership	of ownership
	in ordinary	on an as
Beneficial owners	share interest	converted basis
	%	%
Rubin Li	33.00	22.00
Xin Jin	38.00	25.33
Jinbo Yao	22.00	14.67
Changyong Zhu	4.00	2.67
Qiang Deng	3.00	2.00
Century Hui Ce	—	10.17
CDH Xueda Education	—	23.16
Total	100.00	100.00

On April 24, 2009, Xueda Education Group (the “Company”) was incorporated in the Cayman Islands to be the holding company of the Group.  The individual ordinary shareholders subscribed for 100% of the ordinary shares of the Company issued and outstanding, and CDH Xueda Education and Century Hui Ce subscribed for convertible redeemable preferred shares, all in the same proportions as they held in Xueda Technology.

The equity structure of the Company was therefore identical with that of Xueda Technology upon the incorporation of the Company and was as follows:

	Percentage	Percentage
	of ownership	of ownership
	in ordinary	on an as
Beneficial owners	share interest	converted basis
	%	%
Rubin Li	33.00	22.00
Xin Jin	38.00	25.33
Jinbo Yao	22.00	14.67
Changyong Zhu	4.00	2.67
Qiang Deng	3.00	2.00
Century Hui Ce	—	10.17
CDH Xueda Education	—	23.16
Total	100.00	100.00

The Company subsequently incorporated two wholly owned holding subsidiaries, Xueda HK in Hong Kong, and Xuecheng Century in the PRC.

In July 2009, Xueda Information was established to carry on the business of Xueda Technology.  In August 2009, Xuecheng Century entered into a series of contractual agreements with Xueda Information whereby Xueda Information became a VIE of Xuecheng Century.  (See below for a description of the VIE arrangements under which Xuecheng Century, ultimately the company, becomes the primary beneficiary of the VIE.) From November 2009 to June 2010, all business, assets and liabilities held by Xueda Technology were transferred to Xueda Information.

At the time of concluding the VIE arrangements, the ultimate beneficial shareholders of Xueda Information and Xueda Technology were identical with no shareholder having, before or after the reorganization, a controlling interest.

The Company has therefore accounted for this as a recapitalization with no change in the basis of the assets and liabilities of Xueda Technology and the consolidated financial statements of the Company for the period prior to its incorporation comprise those of Xueda Technology but with the share capital of the Company upon the reorganization event reflected as if it were the historical share capital for all periods presented.

The VIE arrangements

There are some uncertainties as to whether applicable PRC laws and regulations prohibit foreign investors from holding equity interest in PRC education companies.  As a Cayman Islands corporation, the Company is deemed a foreign legal person under PRC laws.  Accordingly, Xuecheng Century, the Company’s wholly owned subsidiary in the PRC, as a foreign invested company, may be deemed to be ineligible to engage in education business in the PRC.

The Company therefore conducts substantially all of its activities through the VIE, Xueda Information, and its subsidiaries and schools in the PRC.  The VIE and its subsidiaries and schools hold leases and other assets necessary to operate the Company’s learning centers, provide tutoring services and generate all of the Company’s revenues. To provide the Company the power to control and the ability to receive substantially all of the expected residual returns of the VIE and its subsidiaries and schools, Xuecheng Century entered into a series of contractual arrangements with Xueda Information and its shareholders in August 2009.

·                                          Agreements that transfer economic benefits to Xuecheng Century

Exclusive technology consulting and management service agreement

Pursuant to the exclusive consulting and management service agreement between Xueda Information and Xuecheng Century, Xuecheng Century has the exclusive right to provide to Xueda Information consulting services, technical support and training services, including industry and customer research, employee training, IT system maintenance and support, website and network construction and maintenance, and other services.  Xuecheng Century is entitled to charge Xueda Information an annual service fee and adjust the service fee rate from time to time according to the amount of services it has provided to Xueda Information.  The annual service fee amounts are determined at Xuecheng Century’s sole discretion. The terms of the exclusive consulting and management service agreement are 10 years and can be automatically extended for an additional 10 years at Xuecheng Century’s discretion.  Xuecheng Century has the right to terminate this agreement, at any time during the term of this agreement, by 30-day prior written notice to Xueda Information, whereas Xueda Information may only terminate this agreement on the ground of Xuecheng Century’s gross negligence, fraud or other illegal act, or bankruptcy, lawful dissolution or termination of Xueda Information.

Pledge agreement

Pursuant to the equity pledge agreement between Xuecheng Century and the nominee shareholders of Xueda Information, the nominee shareholders of Xueda Information pledged all of their equity interests in Xueda Information to Xuecheng Century to guarantee Xueda Information’s performance of its obligations under the exclusive technology consulting and management service agreement. If Xueda Information breaches its contractual obligations under that agreement, Xuecheng Century, as the pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. The nominee shareholders of Xueda Information agree that, without prior written consent of Xuecheng Century, they will not dispose of the pledged equity interests or create or allow any encumbrance on the pledged equity interests that would prejudice Xuecheng Century’s interest. During the term of the equity pledge agreement, Xuecheng Century is entitled to receive all income in cash or otherwise generated from the pledged equity interests, such as all dividends paid on the pledged equity interests. The pledge agreement has an initial term of 10 years, and will remain effective for as long as the exclusive technology consulting and management service agreement is effective.

·                                          Agreements that provide Xuecheng Century effective control over Xueda Information

Power of attorney

Pursuant to the power of attorney, the nominee shareholders of Xueda Information each executed an irrevocable power of attorney assigning Xuecheng Century or any person designated by Xuecheng Century as their attorney-in-fact to vote on their behalf on all matters of Xueda Information requiring shareholder approval under PRC laws and regulations and the articles of association of Xueda Information.

The Articles of Incorporation of Xueda Information states that the major rights of the shareholders include the power to review and approve the annual budget, operating strategy and investment plan, elect the members of board of directors and approve their compensation plan.  Therefore, through the irrevocable power of attorney arrangement, Xuecheng Century has the ability to exercise effective control over Xueda Information through shareholder votes and, through such votes, to also control the composition of the board of directors and thus appoint the senior management of Xueda Information. The power of attorneys will remain effective for as long as the nominee shareholders are shareholders of Xueda Information.

Pursuant to the exclusive purchase right contract, Xuecheng Century has the exclusive and irrevocable right to purchase or designate another party to purchase from the nominee shareholders the equity interest in Xueda Information at the lowest amount of consideration permitted by the PRC law when and to the extent that applicable PRC law permits Xuecheng Century to own all or part of such equity interest in Xueda Information. This agreement will terminate upon the lawful transfer of all equity interests in Xueda Information to Xuecheng Century. Through the exclusive purchase right contract, each of Xueda Information’s shareholders irrevocably granted Xuecheng Century an exclusive right to acquire, at any time, for its own account or through one or more PRC individuals or entities as nominee shareholders of its choice to replace the existing shareholders of Xueda Information, which constitutes a substantive kick-out right that is exercisable and enforceable under current PRC laws and regulations. This kickout right reinforces Xuecheng Century’s ability to direct the activities that most significantly impact Xueda Information’s economic performance.

As a result of these contractual arrangements, Xuecheng Century has (1) the power to direct the activities of Xueda Information that most significantly impact Xueda Information’s economic performance through its control over the board of directors and management of Xueda Information and (2) the right to receive economic benefits from Xueda Information, and accordingly, the Company has consolidated the financial results of Xueda Information and its subsidiaries and schools in the consolidated financial statements for all the periods presented.

In concluding that the Company is the primary beneficiary of Xueda Information, the Company believes that the powers of attorney are valid, binding and enforceable under existing PRC laws and regulations and enable the Company, through Xuecheng Century, to vote on all matters requiring shareholder approval for Xueda Information. In addition, the Company believes that the exclusive purchase right contract provides the Company, through Xuecheng Century, with a substantive kickout right. More specifically, the terms of the exclusive purchase right contract are exercisable and enforceable under current PRC laws and regulations, and the minimum amount of consideration permitted by the applicable PRC laws to exercise such purchase right does not represent a financial barrier or disincentive for the Company, through Xuecheng Century, to exercise such purchase right. The Company’s rights under the powers of attorney and the exclusive purchase right contract provide the Company with control over the shareholders of Xueda Information and thus provide the Company with the power to direct the activities that most significantly impact Xueda Information’s economic performance.

Risks in relation to the VIE structure

The Company believes that the contractual arrangements with Xueda Information and its shareholders are in compliance with existing PRC laws and regulations and are valid, binding and enforceable and will not result in any violation of PRC laws or regulations currently in effect. However, substantial uncertainties exist regarding the interpretation of current and future PRC laws, regulations and the PRC regulatory authorities may take a contrary view. If the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the regulatory authorities may exercise their discretion and:

·                                          revoke the business and operating licenses of our PRC subsidiaries or consolidated affiliated entities;

·                                          restrict the rights to collect revenues from any of our PRC subsidiaries;

·                                          discontinue or restrict the operations of any related-party transactions among our PRC subsidiaries or consolidated affiliated entities;

·                                          require our PRC subsidiaries or consolidated affiliated entities to restructure the relevant ownership structure or operations;

·                                          take other regulatory or enforcement actions, including levying fines that could be harmful to our business; or

·                                          impose additional conditions or requirements with which we may not be able to comply.

The imposition of any of these penalties may result in a material adverse effect on the Company’s ability to conduct its business.  In addition, if the imposition of any of these penalties causes the Company to lose the rights to direct the activities of the VIE and its subsidiaries and schools or the right to receive their economic benefits, the Company would no longer be able to consolidate the financial results of the VIE, its subsidiaries or schools.

The Company’s ability to control Xueda Information depends on the powers of attorney that enable Xuecheng Century to vote on all matters requiring shareholder approval for Xueda Information. As noted above, the Company believes these powers of attorney are valid, binding and enforceable under existing PRC laws and regulations but may not be as effective as direct equity ownership.

Certain shareholders of Xueda Information are also beneficial owners or directors of the Company. In addition, certain beneficial owners and directors of the Company are also directors or officers of Xueda Information. Their interests as beneficial owners of Xueda Information may differ from the interests of the Company as a whole. The Company cannot be certain that if conflicts of interest arise, these parties will act in the best interests of the Company or that conflicts of interests will be resolved in the Company’s favor. Currently, the Company does not have existing arrangements to address potential conflicts of interest these parties may encounter in their capacity as beneficial owners of Xueda Information, on the one hand, and as beneficial owners of the Company, on the other hand. The Company believes the shareholders of Xueda Information will not act contrary to any of the contractual arrangements and the exclusive purchase right contract provides the Company with a mechanism to remove them as shareholders of Xueda Information should they act to the detriment of the Company. If any conflict of interest or dispute between the Company and the shareholders of Xueda Information arises and the Company is unable to resolve it, the Company would have to rely on legal proceedings in the PRC. Such legal proceedings could result in disruption of its business; moreover, there is substantial uncertainty as to the ultimate outcome of any such legal proceedings.

The Group’s tutoring business has been directly operated by (and as a result all of the Group’s revenues have been generated from) the VIE and its subsidiaries and schools. The Company has consolidated the net revenues of Xueda Information and its subsidiaries and schools in its consolidated financial statements in accordance with U.S. GAAP. For the years ended December 31, 2010, 2011 and 2012, $155,019, $223,379 and $294,047, or 100%, 100% and 100%, respectively, of the Company’s total net revenues were attributable to Xueda Information and its subsidiaries and schools as they conducted all of the tutoring business. As of December 31, 2011 and 2012, Xueda Information and its subsidiaries and schools accounted for an aggregate of 39% and 49%, respectively, of the Group’s consolidated total assets, and 99% and 86%, respectively, of the Group’s consolidated total liabilities. The assets not associated with the Xueda Information and its subsidiaries and schools primarily consisted of cash held by Xueda Education Group, Xueda HK and Xuecheng Century. The financial information of the VIE and VIE’s subsidiaries and schools as of December 31, 2011 and 2012 and for the years ended December 31, 2010, 2011 and 2012 were as follows:

	December 31,
	2011	2012

Cash and cash equivalents	50,346	61,418
Prepaid expense and other current assets	15,489	11,402
Total current assets	77,336	107,348
Total assets	113,157	154,133
Deferred revenue	101,404	133,792
Total current liabilities	105,624	132,407
Total liabilities	127,933	161,313
Total equity	(14,776)	(7,180)

	Years ended December 31,
	2010	2011	2012

Net revenues	155,019	223,379	294,047
Net income (loss)	3,550	(2,056)	6,282
Net cash provided by operating activities	35,510	17,355	48,370
Net cash used in investing activities	(34,374)	(7,095)	(37,363)
Net cash provided by financing activities	353	—	—

There are no consolidated VIE’s assets that are collateral for the VIE’s obligations and which can only be used to settle the VIE’s obligations. No creditors (or beneficial interest holders) of the VIE have recourse to the general credit of the Company or any of its consolidated subsidiaries. No terms in any arrangements, considering both explicit arrangements and implicit variable interests, require the Company or its subsidiaries to provide financial support to the VIE. However, if the VIE ever needs financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to the VIE through loans to the shareholders of the VIE or entrustment loans to the VIE.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.                                      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, its VIE and the VIE’s subsidiaries.  All inter-company transactions and balances have been eliminated upon consolidation.

Noncontrolling interest

Noncontrolling interests is separately presented as a component of equity in the consolidated financial statements.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits or liquid investments that are placed with banks and other financial institutions and are unrestricted as to withdrawal or use, or have original maturity terms of three months or less.

Investments

Investments consist of held-to-maturity securities and available-for-sale securities. The Group’s held-to-maturity securities consist of short-term investments placed with financial institutions with original maturity terms of greater than three months but less than one year. Investments are classified as held-to-maturity when the Group has the positive intent and ability to hold the security to maturity, and are recorded at amortized cost. Investments classified as available-for-sale securities are carried at their fair values and the unrealized gains or losses from the changes in fair values are included in accumulated other comprehensive income.

The Group reviews its investments for other-than-temporary impairment (“OTTI”) based on the specific identification method.  The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its investments.  If the cost of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, government economic plans, the duration and the extent to which the fair value of the investment is less than the cost, the Group’s intent and ability to hold the investment, and the financial condition and near term prospects of the issuers.

If there is OTTI on debt securities, the Group separates the amount of the OTTI into the amount that is credit related (credit loss component) and the amount due to all other factors. The credit loss component is recognized in earnings, which represents the difference between a security’s amortized cost basis and the discounted present value of expected future cash flows. The amount due to other factors is recognized in other comprehensive income if the entity neither intends to sell and will not more likely than not be required to sell the security before recovery. The difference between the amortized cost basis and the cash flows expected to be collected is accreted as interest income.

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.  The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Financial instruments

Financial instruments include cash and cash equivalents, short-term investments, amounts due from related parties and available-for-sale securities. The carrying values of cash and cash equivalents, short-term investments, and amounts due from related parties approximate their fair values due to their short-term maturities. Available-for-sale securities are carried at fair value, as discussed in Note 9.

Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and revenues and expenses in the financial statements and the accompanying notes.  Significant accounting estimates reflected in the Group’s financial statements include revenue recognition, valuation allowance for deferred tax assets, share-based compensation, fair value of available-for-sale securities and goodwill impairment. Actual results could differ from those estimates.

Property and equipment

Property and equipment are carried at cost less accumulated depreciation and amortization.  Depreciation and amortization is calculated on a straight-line basis over the following estimated useful lives:

Building	20~40 years
Furniture, fixtures and equipment	3 years
Motor vehicles	5 years
Leasehold improvements	Shorter of useful life of the assets or the lease term

Acquired intangible assets

Intangible assets with definite lives are carried at cost less accumulated amortization. Amortization of definite-lived intangible assets is computed using the straight-line method over the estimated average useful lives, which are as follows:

Trademark	10 years
Non-Compete Agreement	5 years

Impairment of long-lived assets with definite lives

Long-lived assets are tested for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group compares the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss equal to the difference between the fair value and the carrying amount of the assets.

Business combinations

Business combinations are recorded using the acquisition method of accounting. The assets acquired, the liabilities assumed, and any noncontrolling interest of the acquiree at the acquisition date, if any, are measured at their fair values as of the acquisition date. Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any noncontrolling interest of the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired. Common forms of the consideration made in acquisitions include cash and common equity instruments. Consideration transferred in a business acquisition is measured at the fair value as at the date of acquisition.

Where the consideration in an acquisition includes contingent consideration the payment of which depends on the achievement of certain specified conditions post-acquisition, the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability it is subsequently carried at fair value with changes in fair value reflected in earnings.

Goodwill

Goodwill is not amortized but is evaluated at least annually for impairment following a two-step process.  The first step compares the fair values of each reporting unit to its carrying amount, including goodwill.  If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required.  If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill.  The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit.  The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill.  An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.

Revenue recognition

Revenues are recognized when earned and are reported net of business taxes and value added taxes.

The primary sources of the Group’s revenues are as follows:

(a)                                 Registration fees

The Group charges each new student a non-refundable registration fee ranging from $48.15 (RMB300) to $80.26 (RMB500) for diagnosis and designing a personalized tutoring plan for the student.  The nonrefundable registration fee is amortized over the estimated average customer relationship life.  The average customer relationship life is estimated based on the Group’s historical data and the estimate is subject to annual assessment or when an event or other changes indicate the estimate is no longer reasonable.

(b)                                 Tuition fees for private personalized tutoring services

Tuition revenues are collected in advance and are initially recorded as deferred revenue.  Tuition revenues are recognized proportionately as the tutoring sessions are delivered.  Deferred revenue relating to unused prepaid tutoring hours of expired contracts are recognized as revenues in the twenty-sixth month after the contract expiration date if no refund has been claimed by then.  The refund period of twenty-six months was determined according to the applicable PRC laws and regulations.  After such period, refund claims are not supported by the applicable PRC laws and regulations.

The Group’s PRC subsidiaries, VIE and VIE’s subsidiaries and schools are subject to business taxes and other related surcharges at a rate of 3.3% or 5.5% of gross revenues generated from its private personalized tutoring service. Business taxes are reported as a deduction to revenue when incurred and amounted to $8,429, $11,723 and $13,834 for the years ended December 31, 2010, 2011 and 2012, respectively.

In July 2012, the Ministry of Finance and the State Administration of Taxation jointly issued a circular regarding the pilot collection of value added taxes (“VAT”) in lieu of business tax in certain areas and industries in the PRC. Such VAT pilot program is to be phased in Beijing, Jiangsu, Anhui, Fujian, Guangdong, Tianjin, Zhejiang, and Hubei between September and December 2012. Starting from September 1, 2012, one PRC subsidiary and the VIE’s certain subsidiaries became subject to VAT at the rates of 6% or 3%, on certain service revenues which were previously subject to business tax. VAT is also reported as a deduction to revenue when incurred and amounted to $67 for the year ended December 31, 2012.

Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. However,  entities that are VAT small scale taxpayers, cannot offset their input VAT against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in either other current liabilities or other current assets on the consolidated balance sheets.

Advertising costs

Advertising costs are expensed as incurred.  The Group incurred advertising costs totaling $10,971, $21,471 and $26,448 for the years ended December 31, 2010, 2011 and 2012, respectively, which were recorded as a component of selling and marketing expenses in the accompanying consolidated statements of operations.

Lease accounting

The Group evaluates each lease for classification as either a capital lease or an operating lease.  If substantially all of the benefits and risks of ownership have been transferred to the lessee, the Group records the lease as a capital lease at its inception. The Group performs this evaluation at the inception of the lease and when a modification is made to a lease.  If an operating lease agreement calls for a scheduled rent increase during the lease term, the Group recognizes the lease expense on a straight-line basis over the lease term.  The term of the Group’s leases typically ranges from one to five years and some of them are subject to renewal at fair market value.

Government subsidies

The Company receives government subsidies from the local government authorities for encouraging local area development and technology development.  Government subsidies are recognized upon receipt as other operating income because the subsidies are not intended to compensate for specific expenditure and not subject to future return. For the years ended December 31, 2010, 2011 and 2012, $26, $357 and $164 were received and recognized in other operating income, respectively.

Foreign currency translation

The functional and reporting currency of the Company and Xueda HK is US dollar.  The functional currency of the Company’s subsidiaries, VIE and VIE’s subsidiaries and schools in the PRC is Renminbi (“RMB”).

Assets and liabilities are translated from each entity’s functional currency to the reporting currency at the exchange rate on the balance sheet date. Equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income in the consolidated statements of comprehensive income.

Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currencies at the prevailing rates of exchange at the balance sheet date. Nonmonetary assets and liabilities are remeasured into the applicable functional currencies at historical exchange rates. Transactions in currencies other than the applicable functional currencies during the year are converted into the functional currencies at the applicable rates of exchange prevailing at the transaction dates. Transaction gains and losses are recognized in the consolidated statements of operations.

Share-based compensation

Share-based compensation with employees is measured based on the grant date fair value of the equity instrument. The Company recognizes the compensation costs net of a forfeiture rate on a straight-line basis over the requisite service period of the award, which is generally the vesting period of the award, with the amount of compensation expenses recognized in any period not less than the portion of the grant date fair value of the options vested during that period. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures are recognized through a cumulative catch-up adjustment in the period of change.

Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities.

Deferred income taxes are recognized when temporary differences exist between the tax basis of assets and liabilities and their reported amounts in the financial statements. Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years.  Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority.  An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

Comprehensive income (loss)

Comprehensive income (loss) includes net income (loss), gain (loss) on available-for-sale securities and foreign currency translation adjustments. Beginning on January 1, 2012, the Group presents the components of net income, the components of other comprehensive income and total comprehensive income in two separate but consecutive statements. The consolidated financial statements have been adjusted for the retrospective application of the authoritative guidance regarding presentation of comprehensive income (loss).

Net income (loss) per share

The Group has determined that its convertible redeemable preferred shares are participating securities as the preferred shares participate in undistributed earnings on an as-if-converted basis.  Accordingly, the Group used the two-class method of computing net income (loss) per share, for ordinary and preferred shares according to participation rights in undistributed earnings. Under this method, net income applicable to holders of ordinary shares was allocated on a pro rata basis to the holders of ordinary and preferred shares to the extent that each class may share income for the period; whereas undistributed net loss was allocated to ordinary shares because preferred shares were not contractually obligated to share the loss.

Basic net income (loss) per share attributable to Xueda Education Group is computed by dividing net income (loss) attributable to Xueda Education Group by the weighted average number of ordinary shares outstanding during the period. Diluted net income (loss) per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. The dilutive effect of stock options is computed using treasury stock method.  The dilutive effect of convertible redeemable preferred shares is computed using as-if converted method.

Significant risks and uncertainties

Foreign currency risk

RMB is not a freely convertible currency.  The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The cash and cash equivalents of the Group included aggregate amounts of $216,342 and $180,272, which were denominated in RMB, at December 31, 2011 and 2012, respectively, representing 99.4% and 85.1% of the cash and cash equivalents balances as of December 31, 2011 and 2012, respectively. The Group’s short-term investments of $7,944 and $26,126 as of December 31, 2011 and 2012, respectively, were also denominated in RMB.

Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, short-term investments, amount due from related parties and available-for-sale securities.  The Group’s cash and cash equivalents and short-term investments denominated in RMB, which represent substantially all of the Group’s cash and cash equivalents and short-term investments, are held by financial institutions located within the PRC. Financial institutions in the PRC do not have insurance similar to that provided by the Federal Deposit Insurance Corporation in the United States of America. The Group’s investment policy limits its exposure to concentrations of credit risks in relation to its investments.

Accounting pronouncements recently adopted

In May 2011, the FASB issued an authoritative pronouncement on fair value measurement. The guidance is the result of joint efforts by the FASB and International Accounting Standards Board to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in US GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments, mainly including:

·                                          Highest-and-best-use and valuation-premise concepts for nonfinancial assets-the guidance indicates that the highest-and-best-use and valuation-premise concepts only apply to measuring the fair value of nonfinancial assets.

·                                          Application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk-the guidance permits an exception to fair value measurement principles for financial assets and financial liabilities (and derivatives) with offsetting positions in market risks or counterparty credit risk when several criteria are met. When the criteria are met, an entity can measure the fair value of the net risk position.

·                                          Premiums or discounts in fair value measure-the guidance provides that premiums or discounts that reflect size as a characteristic of the reporting entity’s holding (specifically, a blockage factor that adjusts the quoted price of an asset or a liability because the market’s normal daily trading volume is not sufficient to absorb the quantity held by the entity) rather than as a characteristic of the asset or liability (for example, a control premium when measuring the fair value of a controlling interest) are not permitted in a fair value measurement.

·                                          Fair value of an instrument classified in a reporting entity’s stockholders’ equity-the guidance prescribes a model for measuring the fair value of an instrument classified in stockholders’ equity; this model is consistent with the guidance on measuring the fair value of liabilities.

·                                          Disclosures about fair value measurements-the guidance expands disclosure requirements, particularly for Level 3 inputs. Required disclosures include:

(i)                                     For fair value measurements categorized in Level 3 of the fair value hierarchy: (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation process in place (e.g., how the entity decides its valuation policies and procedures, as well as changes in its analyses of fair value measurements, from period to period), and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.

(ii)                                  The level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position but whose fair value must be disclosed.

The guidance is to be applied prospectively and is effective for interim and annual periods beginning after December 15, 2011, for public entities. Early application by public entities is not permitted. The Group adopted this pronouncement effectively January 1, 2012, which did not have a significant effect on the Group’s consolidated financial statements.

In June 2011, the FASB issued an authoritative pronouncement to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The guidance does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the guidance is effective for fiscal years and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. In December 2011, the FASB issued an authoritative pronouncement related to deferral of the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income. This guidance allows the FASB to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. While the FASB is considering the operational concerns about the presentation requirements for reclassification adjustments and the needs of financial statement users for additional information about reclassification adjustments, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect update the pronouncement issued in June 2011. The Group adopted this guidance effective January 1, 2012 and presented the total consolidated statements of comprehensive income in two separate but consecutive statements.

In September 2011, the FASB issued an authoritative pronouncement related to testing goodwill for impairment. The guidance is intended to simplify how entities, both public and nonpublic, test goodwill for impairment. The guidance permits an entity to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued. The Group adopted this pronouncement effective January 1, 2012, which did not have a significant effect on the Group’s consolidated financial statements, as the Group chose to directly perform the two-step goodwill impairment test for 2012.

Recent accounting pronouncements not yet adopted

In February 2013, the FASB issued an authoritative pronouncement related to reporting of amounts reclassified out of accumulated other comprehensive income, to improve the transparency of reporting these reclassifications. Other comprehensive income includes gains and losses that are initially excluded from net income for an accounting period. Those gains and losses are later reclassified out of accumulated other comprehensive income into net income.

The guidance expands the exiting disclosure requirement for reporting net income or other comprehensive income in financial statements, including:

·                  Present (either on the face of the statement where net income is presented or in the notes) the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income - but only if the item reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period.

·                  Cross-reference to other disclosures currently required under U.S. GAAP for other reclassification items (that are not required under U.S. GAAP) to be reclassified directly to net income in their entirety in the same reporting period. This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is initially transferred to a balance sheet account (e.g., inventory for pension-related amounts) instead of directly to income or expense.

For public entities, the guidance is effective for reporting periods beginning after December 15, 2012. Early adoption is permitted. The Group will adopt this pronouncement on January 1, 2013, and do not expect the adoption of this pronouncement will have a significant impact on its financial condition or results of operations.

ACQUISITION	12 Months Ended
Dec. 31, 2012
ACQUISITION
ACQUISITION

3.                                      ACQUISITION

In effort to diversify its service offerings to primary and secondary school students, in June 2012, Xueda Information acquired 60% of the equity interest of Beijing Weland International Education and Technology Corp., (“Weland”) for a total cash consideration of $2,961. Weland provides services to students in the PRC for short-term overseas studies, including hosting the Model United Nations Conference. This transaction was considered a business acquisition and therefore was recorded using the acquisition method of accounting. The acquired assets and liabilities were recorded at fair value at the date of acquisition, resulting in a goodwill balance of $2,795. The net revenue and net loss of Weland in the amount of $831 and $540, respectively, have been included in the consolidated statement of operations for the year ended December 31, 2012.

With the assistance of a third party appraiser, the Group allocated the purchase price to assets acquired and liabilities assumed as follows:

Purchase price allocation		Useful life

Cash and cash equivalents	$1,765
Advance to suppliers	62
Acquired intangible assets
- Trademark	408	10 years
- Non-compete agreement	188	5 years
Fixed assets	4
Total assets acquired	2,427
Deferred tax liabilities	(150)
Liabilities assumed	(540)
Noncontrolling interest	(1,571)
Total net assets	166
Goodwill	2,795
Total	$2,961

The following summary of unaudited pro forma results of operations for the years ended December 31, 2011 and 2012 were presented with the assumption that the significant acquisitions during the year ended December 31, 2012 occurred as of January 1, 2011. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of the results of operations which would have resulted had the significant acquisitions occurred as of January 1, 2012, nor are they indicative of future operating results.

	Years ended December 31,
	2011	2012

Pro forma net revenue	227,436	296,548
Pro forma net income attributable to Xueda Education Group	4,999	2,414
Pro forma net income per ordinary share-basic	0.04	0.02
Pro forma net income per ordinary share-diluted	0.04	0.02

PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

4.                                      PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of:

	December 31,
	2011	2012

Other receivable (i)	6,323	1,794
Prepaid rental expenses	5,864	6,857
Advance to suppliers	2,019	1,532
Advanced to third party for stock repurchase (ii)	1,154	46
Prepaid advertisement expenses	928	513
Short-term deposits	828	461
Interest receivable	806	458
Staff advances and others	723	1,250
	18,645	12,911

(i)                                     Other receivable consists of cash that had been received from students but held by the electronic payment processors. The funds are transferred to the Group shortly after payments are received by electronic payment processors.

(ii)                                  Advanced to third party for stock repurchase is the cash disbursed to an independent investment bank for the future repurchases of the Company’s outstanding ADSs, which is refundable at the discretion of the Company.

PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

5.                                      PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	December 31,
	2011	2012

Buildings	4,782	5,800
Furniture, fixtures and equipment	15,922	21,603
Motor vehicles	1,571	2,146
Leasehold improvements	26,270	37,217
Less: accumulated depreciation and amortization	(12,932)	(26,150)
	35,613	40,616

Depreciation and amortization expenses for the years ended December 31, 2010, 2011 and 2012 were $3,551, $8,109 and $15,308, respectively.

ACQUIRED INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2012
ACQUIRED INTANGIBLE ASSETS
ACQUIRED INTANGIBLE ASSETS

6.                                      ACQUIRED INTANGIBLE ASSETS

Acquired intangible assets arose from the acquisitions of Weland in 2012 and consisted of the following:

	December 31,
	2011	2012

Trademark	—	408
Non-Compete Agreement	—	188
	—	596
Less: Accumulated amortization	—	(47)
Exchange difference	—	14
Acquired intangible assets, net	—	563

Amortization expense for the years ended December 31, 2010, 2011 and 2012 was nil, nil and $47, respectively. Future amortization expenses of acquired intangible assets with determinable lives are $80, $80, $80, $80 and $229 for 2013, 2014, 2015, 2016, 2017 and thereafter, respectively.

GOODWILL	12 Months Ended
Dec. 31, 2012
GOODWILL
GOODWILL

7.                                      GOODWILL

The changes in the carrying amount of goodwill for the years ended December 31, 2011 and 2012 were as follows:

	2011			2012
	Taiyuan			Taiyuan
	Xueda	Weland	Total	Xueda	Weland	Total

Gross amount
Beginning balance at January 1	823	—	823	863	—	863
Acquisition (Note 3)	—	—	—	—	2,795	2,795
Exchange difference	40	—	40	9	62	71
Ending balance at December 31	863	—	863	872	2,857	3,729
Accumulated impairment loss
Beginning balance at January 1	—	—	—	—	—	—
Charge for the year	—	—	—	—	—	—
Exchange difference	—	—	—	—	—	—
Ending balance at December 31	—	—	—	—	—	—
Goodwill, net	863	—	863	872	2,857	3,729

The Group performs its annual goodwill impairment tests on December 31 of each year.  No impairment charges were recognized for the years ended December 31, 2010, 2011 and 2012.

SHORT-TERM INVESTMENTS (SHORT-TERM INVESTMENTS)	12 Months Ended
Dec. 31, 2012
SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS

8.                                      SHORT-TERM INVESTMENTS

As of December 31, 2011 and 2012, the Group’s short term investments consisted of held-to-maturity securities issued by banks at amortized cost of $7,944 and $26,126, respectively. The carrying amounts of the held-to-maturity securities approximate their fair values due to their short-term nature. Income of $214, $593 and $2,074 from held-to-maturity securities were recognized in interest income in the consolidated statement of operations for the years ended December 31, 2010, 2011 and 2012, respectively.

AVAILABLE-FOR-SALE SECURITIES (AVAILABLE-FOR-SALE SECURITIES)	12 Months Ended
Dec. 31, 2012
AVAILABLE-FOR-SALE SECURITIES
AVAILABLE-FOR-SALE SECURITIES
AVAILABLE-FOR-SALE SECURITIES

9.                                      AVAILABLE-FOR-SALE SECURITIES

In July 2012, the Company entered into a preferred share purchase agreement with the shareholders of Firstleap Education (“Firstleap”), a company incorporated in the Cayman Islands that provides English training program to children aged from 2 to 10 years in the PRC. The Company purchased, for consideration of $4,786, 1,272,000 convertible preferred shares, which is equivalent to a 12.72% equity ownership interest in Firstleap. The investment is classified as available-for-sale securities and is measured at fair value as of the balance sheet date.  Unrealized holding gains and losses are excluded from earnings and are reported in other comprehensive income until realized. With the assistance of a third party appraiser, the Company estimated the fair value of the investment to be $5,125 as of December 31, 2012. An unrealized holding gain of $339 is reported in other comprehensive income.

The following table provides additional information, concerning the Company’s available-for-sale securities.

	December 31, 2012
		Gross
	Cost	unrealized gain	Fair value

Available for sale securities	4,786	339	5,125

FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

10.                               FAIR VALUE MEASUREMENT

Measured on a recurring basis

The Group measured available-for-sale securities at fair value on a recurring basis as of December 31, 2012. The available-for-sale securities do not have a quoted market price in an active market.  The Group used the income approach, which it believed to be more reliable than the market approach in determining the fair value of the investment. Accordingly, it adopted a discounted cash flow method under the income approach, which considers a number of factors that include expected future cash flows, growth rates and discount rates estimated based on publicly traded companies in the industry and requires the Group to make certain assumptions and estimates regarding industry economic factors and future profitability. The assumptions are inherently uncertain and subjective. The discounted cash flows for Firstleap were based on discrete eight years financial forecasts developed by management for planning purposes.  Cash flows beyond the forecasted period and discrete forecast were estimated using a terminal value calculation, which incorporated historical and forecasted financial trends and considered long-term earnings growth rates for publicly traded comparable companies. Specifically, the income approach valuations included cash flow discount rate of 21.53%, and terminal value growth rate of 3%.

The following table summarizes the Group’s financial assets measured and recorded at fair value on a recurring basis as of December 31, 2012.

	Quoted price in	Significant
	active markets	other	Significant
	for identical	observable	unobservable
	investments	inputs	inputs	Total
	Level 1	Level 2	Level 3

As of December 31, 2012
Assets:
Available-for-sale securities	—	—	5,125	5,125
Total assets at fair value	—	—	5,125	5,125

Measured on non-recurring basis

The Group’s financial assets and liabilities measured at fair value on a non-recurring basis include acquired assets and liabilities at initial recognition based on Level 3 inputs in connection with business acquisitions.

The Group measured the fair value of the purchased intangible using the “cost,” “income approach-excess earnings” or “with & without” valuation methods. These purchased intangible assets are considered Level 3 assets because the Company used unobservable inputs, such as forecast financial performance of the acquired business and discount rates, to determine the fair value of these purchased assets/liabilities.

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

11.                               ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2011	2012

Accrued employee payroll and welfare benefits	13,259	14,459
Payable for property and equipment	2,871	2,393
Accrued rental expenses	1,737	3,344
Business taxes and other tax payable	1,460	1,970
Individual income taxes payable	520	513
Accrued professional service fees	472	933
Accrued advertisement expenses	344	124
Accrued other service fees	222	343
Others	848	1,078
	21,733	25,157

INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES
INCOME TAXES

12.                               INCOME TAXES

The current and deferred components of income tax expense (benefit) were as follows:

	Years ended December 31,
	2010	2011	2012
Current	3,455	4,562	3,179
Deferred	(2,465)	(2,078)	(2,303)
Total income taxes	990	2,484	876

The Company is a tax-exempt entity incorporated in the Cayman Islands.

Xueda HK located in Hong Kong and applies an income tax rate of 16.5% for Hong Kong onshore revenue. Xueda HK recorded income tax expense of nil, nil and nil during the years ended December 31, 2010, 2011 and 2012 because Xueda Hong Kong is an investment holding company with no substantive business operations in Hong Kong.

The Company’s subsidiaries, VIE and VIE’s subsidiaries and schools, which were incorporated in the PRC (“PRC subsidiaries”), are subject to PRC Enterprise Income Tax (EIT), on the taxable income in accordance with the relevant PRC income tax laws, which have adopted a unified income tax rate of 25% since January 1, 2008.

Xuecheng Century was certified as a “software enterprise” and was exempt from income taxes in 2010 and 2011, followed by a 12.5% of income tax rate for 2012, 2013, and 2014.

The principal components of deferred income taxes were as follows:

	December 31,
	2011	2012
Current deferred tax assets
Deferred income-current	111	104
Accrued expenses (i)	3,669	4,420
Less: Valuation allowance	(162)	(189)
Net current deferred tax assets	3,618	4,335
Non-current deferred tax assets
Deferred income-noncurrent	279	182
Net operating loss carry forwards	2,692	3,816
Less: valuation allowance	(1,963)	(1,413)
Net non-current deferred tax assets	1,008	2,585
Non-current deferred tax liabilities
Acquired intangible assets	—	(141)
Net non-current deferred tax liabilities	—	(141)

(i)                                     Accrued expense deferred tax assets relate to accrued advertising, payroll and welfare expenses. According to the EIT law, accrued payments related to certain employee expenses, including employee payroll and certain welfare expenses, are not deductible for tax until the actual payments occur. The EIT law also limits the amount of advertising expenses deductible for any period to no more than 15% of gross revenue of such period and permits the amount of the advertising expense in excess of such 15% limit to be carried forward to future periods.

The net operating loss carry forwards for Xueda Information and its subsidiaries and schools was $15,264 as of December 31, 2012 and will expire on various dates through 2017. The valuation allowances as of December 31, 2011 and 2012 were primarily related to net operating losses generated by certain subsidiaries and schools of Xueda Information because the Group believes that it is more likely than not that the related deferred tax assets will not be realized in the future.

The tax basis of the investment of Xuecheng Century in Xueda Information has been greater than the carrying value of this investment. Under US GAAP, a deferred tax asset should be recognized for this temporary difference only if it is apparent that the temporary difference will reverse in the foreseeable future. Absent of evidence of a reversal in the foreseeable future, no deferred tax asset for such temporary difference was recorded.

Reconciliation between total income tax expense and the amount computed by applying the PRC EIT statutory rate to income before income taxes is as follows:

	Years ended December 31,
	2010	2011	2012

Expected income tax expense at PRC EIT statutory rate of 25%	2,821	1,819	656
Effect of preferential tax rate and tax holiday	(2,608)	(760)	745
Effect on tax rates in different tax jurisdiction	(122)	121	(228)
Tax effect of income that is not taxable (i)	—	(1,173)	—
Tax effect of expenses that are not deductible in determining taxable profit (ii)	161	809	226
Changes in valuation allowance	738	1,668	(523)
Total income tax expense	990	2,484	876

(i)                                     Tax effect on income that is not taxable relates to the interest income and exchange gains generated by Xueda Hong Kong from its RMB-denominated deposits, which are not subject to Hong Kong income taxes in accordance with the Hong Kong Inland Revenue Ordinance as Xueda Hong Kong is an investment holding company with no substantive business operations in Hong Kong.

(ii)                                  Expenses not deductible for tax purposes include entertainment expenses, employees’ training expenses that are not deductible in the computation of net income before income taxes.

If the tax holidays granted to Xuecheng Century and Xueda Technology were not available, income tax provision and earnings per share amounts would be as follows:

	Years ended December 31,
	2010	2011	2012

Increase (Decrease) in income tax expense	2,608	760	(745)
(Reduction) Increase in net income per share-basic	(0.03)	(0.01)	0.01
(Reduction) Increase in net income per share-diluted	(0.03)	(0.01)	0.01

According to the PRC Tax Administration and Collection Law, the tax authority may require the taxpayer or the withholding agent to make delinquent tax payment within three years if the underpayment of taxes is resulted from the tax authority’s act or error. No late payment surcharge will be assessed under such circumstances. The statute of limitation will be three years if the underpayment of taxes is due to the computational errors made by the taxpayer or the withholding agent. Late payment surcharge will be assessed in such case. The statute of limitation will be extended to five years under special circumstances which are not clearly defined (but an underpayment of tax liability exceeding US$16 (RMB0.1 million) is specifically listed as a “special circumstance”). The statute of limitation for transfer pricing related issue is ten years. There is no statute of limitation in the case of tax evasion. Therefore, the Group’s PRC domiciled entities are subject to examination by the PRC tax authorities based on the above.

The Group did not identify significant unrecognized tax benefits for the years ended December 31, 2010, 2011 and 2012. The Group did not incur any interest and penalties related to potential underpaid income tax expenses and also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from December 31, 2012.

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status. The EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the New EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting and properties occurs within the PRC. On April 22, 2009, the State Administration of Taxation (the “SAT”) issued the Notice Regarding the Determination of Chinese-Controlled Offshore Incorporated Enterprises as PRC Tax Resident Enterprises on the Basis of De Facto Management Bodies, or Circular 82, which provides certain specific criteria for determining whether the “de facto management body” of a Chinese-controlled offshore-incorporated enterprise is located in China.  In addition, on August 3, 2011, the SAT issued a bulletin to made clarification in the areas of resident status determination, post-determination administration, as well as competent tax authorities. The Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. However, if the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a rate of 25%.

If any entity within the Group that is outside the PRC were to be a non-resident for PRC tax purposes dividends paid to it out of profits earned by PRC subsidiary after January 1, 2008 would be subject to a withholding tax at a rate of 10%, subject to reduction by an applicable tax treaty with the PRC.  Accumulated deficit of the Company’s subsidiaries located in the PRC was $9,055 at December 31, 2012. Accordingly, no deferred tax liability has been accrued for the Chinese dividend withholding taxes.

ORDINARY SHARES	12 Months Ended
Dec. 31, 2012
ORDINARY SHARES
ORDINARY SHARES

13.                               ORDINARY SHARES

Upon incorporation of the Company in April 2009, the individual ordinary shareholders of Xueda Technology subscribed for 66,670,000 ordinary shares of the Company, which represented the identical equity interests held by them in Xueda Technology. The Company’s share capital was reflected in the calculation of weighted average number of shares as if those shares had been in issuance for all periods presented.

In April 2009, CDH Xueda Education and Century Hui Ce converted 3,126,920 Series A1 convertible redeemable preferred shares and 1,373,080 Series A2 convertible redeemable preferred shares (see Note 16), respectively, into an aggregate of 4,500,000 ordinary shares of the Company, which were then transferred to the individual ordinary shareholders in proportion to their equity interests in the Company.

In May 2009, as approved by the board of directors and shareholders of the Company, the 1,207,200 shares owned by Yao Jinbo, an individual ordinary shareholder, were repurchased with nil consideration.  The repurchased shares were cancelled immediately in May 2009.

Upon the completion of the Company’s IPO in November 2010, 19,006,500 American Depositary Shares (representing 38,013,000 Ordinary Shares) were issued.  At the same time, 21,555,920 Series A1 Preferred Shares and 8,796,920 Series A2 convertible redeemable preferred Shares were automatically converted into 30,352,840 ordinary shares.

In 2011, the Company issued 1,300,000 ordinary shares to its depositary bank for future exercise of share options which are not considered as outstanding shares until they are delivered to the employees upon exercise of vested stock options. Out of these 1,300,000, 1,015,516 shares had been issued to the employees upon exercise of their share options as of December 31, 2012. 284,484 shares remain available for future issuances, which were not considered as outstanding shares as of December 31, 2012, and therefore were excluded from the computation of earnings per share.

In September 2011, the board of directors approved a shares repurchase program to repurchase up to $30,000 of its outstanding ADSs (“ADSs” refers to the Company’s American depositary shares, each of which represents two ordinary shares).  The Company engaged an independent investment bank to act as broker-dealer in connection with such repurchases. There were 5,210,168 and 4,155,864 ordinary shares were repurchased from existing shareholders at an average price of $1.70 and $1.75 per share for the years ended December 31, 2011 and 2012, respectively. The repurchased shares were accounted for as treasury stock and recorded at an aggregate cost of $16,124.

NET INCOME PER SHARE	12 Months Ended
Dec. 31, 2012
NET INCOME PER SHARE
NET INCOME PER SHARE

14.                               NET INCOME PER SHARE

The following table sets forth the computation of basic and diluted net income per share for the periods indicated:

	Years ended December 31,
	2010	2011	2012

Net income-basic (numerator):
Net income allocated to Xueda Education Group shareholders	9,773	4,790	1,965
Net income allocated to Series A1 preferred shareholders	1,678	—	—
Net income allocated to Series A2 preferred shareholders	685	—	—
Net income allocated to ordinary shareholders	7,410	4,790	1,965
Shares (denominator):
Weighted average ordinary shares outstanding used in computing basic net income per share-basic	80,407,581	137,745,176	131,316,004
Effect of dilutive securities:
Plus incremental weighted average ordinary shares from assumed conversions of stock options and nonvested shares using the treasury stock method	2,368,785	4,523,737	460,203
Weighted average ordinary shares outstanding used in computing diluted net income per share-diluted	82,776,366	142,268,913	131,776,207
Net income per ordinary share-basic	0.09	0.03	0.01
Net income per ordinary share-diluted	0.09	0.03	0.01

As of December 31, 2012, 356,219 options and 1,248,944 nonvested shares were excluded in computation of diluted net income per share, because their effects were anti-dilutive. There were no anti-dilutive options and nonvested shares as of December 31, 2010 and 2011.

SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

15.                               SHARE-BASED COMPENSATION

On November 13, 2009, the Company adopted a Stock Incentive Plan, which allows the Company to grant its employees, directors and consultants awards including option, stock appreciation right, dividend equivalent right, restricted stock and other right or benefit.  The maximum aggregate number of shares which may be issued pursuant to all awards is 11,146,151 shares.  The term of an incentive stock option shall be no more than ten years from the date of grant thereof.  However, in the case of an incentive stock option granted to a grantee who, at the time the option is granted, owns stock representing more than ten percent of the voting power of all classes of stock of the Company or any parent or subsidiary of the Company, the term of the incentive stock option shall be five years from the date of grant thereof or such shorter term as may be provided in the award agreement.

In December 2010, the Company revised the Stock Incentive plan.  According to Amended and Restated 2009 Equity Incentive Plan, the share limit shall initially be 11,146,151 and shall automatically increase on January 1 of each calendar year during the term of this plan, commencing with January 1, 2011, by an amount equal to the lesser of (i) 1% of the total number of shares issued and outstanding on December 31 of the immediately preceding calendar year or (ii) such number of shares as may be established by the Board of Directors or the Compensation Committee.  Moreover, the option price per share shall be determined by the Compensation Committee, but shall not be less than, (i) with respect to Options granted to individuals subject to taxation in the United States, 100% of the fair market value of a share, and (ii) with respect to all other Options, 85% of the fair market value of a share, in each case, on the date an option is granted.   The share limit was increased by 1,383,286 and 1,335,058 for the year 2011 and 2012 automatically and 2,421,981 shares were available for future grant as of December 31, 2012.

Stock options

On March 16, 2010, the Company granted a total of 10,320,097 share options to employees at an exercise price of $0.99 per share.  25% of the share options granted vest on each of the first four anniversaries of the grant date.

On September 20, 2010, 3,343,845 share options with an exercise price of $0.99 per share granted to an officer of the Company on March 16, 2010 were replaced with the same number of share options with an exercise price of $1.89 per share; all other terms of the share options remain the same. This modification did not result in incremental share-based compensation expense as the fair value of the modified award measured immediately after the modification was less than the fair value of the original award measured immediately before the modification. The unrecognized compensation expense of $3,612 relating to the original award as of the modification date was recognized over the remaining vesting period. Concurrent with this officer’s resignation in February 2012, 417,979 of his share options, which would have been forfeited upon his resignation, were modified to vest on March 15, 2012 and all vested options were exercisable within six months of his resignation.  The incremental share-based compensation expenses of $339 as of the modification date were recognized immediately.

On August 22, 2012, the Company granted 2,089,904 share options to an employee with an exercise price of $1.65 per share, for which 50% of the share options will vest on May 22, 2013 and 2014.

On December 18, 2012, the Company granted 655,902 share options to another employee with an exercise price of $1.26 per Share. 1/8 of the shares will vest on May 22, 2013, and 1/8 of the shares subject to the option shall vest every six months thereafter over next 3.5 years.

A summary of the share option activities is as follows:

	Outstanding options
		Weighted	Weighted average	Weighted average	Aggregate
	Number of	average	grant-date	remaining contractual	intrinsic
	options	exercise price	fair value	Term (Years)	value
Options outstanding at January 1, 2010	—	—	—
Granted	13,663,942	$1.21	$1.24
Cancelled	(3,343,845)	$0.99	$1.24
Forfeited	(11,035)	$0.99	$1.24
Options outstanding at December 31, 2010	10,309,062	$1.28	$1.24
Granted	—	$—	$—
Exercised	(336,114)	$0.99	$1.24
Forfeited	(422,296)	$0.99	$1.24
Options outstanding at December 31, 2011	9,550,652	$1.31	$1.24
Granted	2,745,806	$1.55	$0.66
Exercised	(679,402)	$0.99	$1.24
Forfeited	(4,341,736)	$1.68	$1.24
Options outstanding at December 31, 2012	7,275,320	$1.20	$1.02	8.15	$1,064
Options vested and expected to vest as of December 31, 2012	6,831,655	$1.22	$1.01	8.21	$960
Option exercisable as of December 31, 2012	2,311,186	$0.99	$1.24	7.20	$543

The total intrinsic value of options exercised during the year ended December 31, 2010, 2011 and 2012 were $nil, $1,080 and $345, respectively.  The total fair value of share options vested during the year ended December 31, 2010, 2011 and 2012 were $nil, $3,191 and $1,687, respectively.

The Company recorded share-based compensation expenses of $1,904, $3,242 and $1,752 for the years ended December 31, 2010, 2011 and 2012, respectively.  As of December 31 2012, there was $4,184 of share-based compensation related to stock options that is expected to be recognized over a weighted average period of 1.6 years.

The fair value of options granted was estimated on the date of grant using the binomial option pricing model with the following assumptions:

	Years ended December 31,
	2010	2011	2012
Expected volatility	54.1%	—	57.9%
Risk-free interest rate	4.36%	—	1.8%
Expected dividend yield	0%	—	0%
Exercise price	$0.99 per share	—	$1.55 per share
Fair value of the underlying ordinary shares	$1.89 per share	—	$1.21 per share
Exercise multiple	1.5 times	—	2.8 times

(1)                                 Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of the Company and comparable listed companies over a period comparable to the contractual term of the options.

(2)                                 Risk-free interest rate

Risk-free interest rate was estimated based on the yield of China international government bonds denominated in U.S. dollars and the yield of treasury bonds of the United States with a maturity period similar to the contractual term of the options.

(3)                                 Dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the contractual term of the options.

(4)                                 Exercise price

The exercise price of the options was determined by the Company’s Board of Directors.

(5)                                 Fair value of underlying ordinary shares

Prior to the completion of the IPO, when estimating the fair value of the ordinary shares on the grant dates, management considered a number of factors, including the result of a third party appraisal.  After the completion of the IPO, the closing market price of the ordinary shares of the Company as of the grant date was used as the fair value of the ordinary shares on that date.

(6)                                 Exercise multiple

Exercise multiple represents the value of the underlying share or stock price as a multiple of exercise price of the option which, if achieved, results in exercise of the option.

Nonvested shares

On February 25, 2011, the Company granted 290,000 nonvested shares to employees, or which 25% will vest on 24th November of each year from 2011 to 2014 respectively.

On May 27, 2011, the Company granted 489,000 nonvested shares to employees, of which 25% will vest on 1st April of each year from 2012 to 2015.

On June 30, 2011, the Company granted 1,195,368 nonvested shares to employees, of which 25% will vest on 30th June of each year from 2012 to 2015.

On November 1, 2012, the Company granted 653,343 nonvested shares to employees, of which 50% will vest on 31st March of each year from 2013 to 2014.

On December 21, 2012, the Company granted 1,234,970, nonvested shares to employees, of which 25% will vest on 31st March of each year from 2013 to 2016.

For the nonvested shares granted in 2011 and 2012, the fair market value of the grant date was used to determine the cost of the nonvested shares.

A summary of the nonvested shares activity is as follows:

	Number of	Weighted average	Aggregate
	Nonvested	grant-date	intrinsic
	shares outstanding	fair value	value

Nonvested shares outstanding at January 1, 2011	—	—
Granted	1,974,368	4.24
Forfeited	(435,700)	4.47
Vested	(51,250)	4.84
Nonvested shares outstanding at December 31, 2011	1,487,418	4.15
Granted	1,888,313	1.32
Forfeited	(275,303)	4.30
Vested	(348,062)	4.16
Nonvested shares outstanding at December 31, 2012	2,752,366	2.19	$3,372
Nonvested shares vested and expected to vest at December 31, 2012	1,969,884	2.13	$2,413

The total fair value of shares vested during the year ended December 31, 2010, 2011 and 2012 was $nil, $248 and $1,448, respectively.  The Company recorded share-based compensation expenses of $nil, $867 and $1,414 for the years ended December 31, 2010, 2011 and 2012, respectively.  As of December 31, 2012, there was $3,017 of share-based compensation related to nonvested shares that is expected to be recognized over a weighted average period of 2.5 years.

CONVERTIBLE REDEEMABLE PREFERRED SHARES	12 Months Ended
Dec. 31, 2012
CONVERTIBLE REDEEMABLE PREFERRED SHARES
CONVERTIBLE REDEEMABLE PREFERRED SHARES

16.                               CONVERTIBLE REDEEMABLE PREFERRED SHARES

On March 26, 2008, CDH Xueda Education and Century Hui Ce, which was owned by three individual investors, subscribed for convertible redeemable preferred share interests in Xueda Technology, which represented 23.16% and 10.17%, respectively, of the total equity interest on an as converted basis, with cash of $2,269 and $996, respectively.

On April 24, 2009, the Company was established as the holding company of the Group.  The convertible redeemable preferred share interests held by CDH Xueda Education and Century Hui Ce in Xueda Technology were exchanged for the identical number of convertible redeemable preferred shares of the Company.  After the performance adjustment in 2009, 20,033,080 Series A1 convertible redeemable preferred shares were held by CDH Xueda Limited, the beneficial owner of CDH Xueda Education; 3,518,770, 2,262,570, and 3,015,580 Series A2 convertible redeemable preferred shares were held by the three individual beneficial owners of Century Hui Ce, respectively.

In addition, on August 28, 2009, CDH Xueda Limited contributed cash of $500 into the Company in return for 1,522,840 Series A1 convertible redeemable preferred shares.

On November 5, 2010, the Company succeeded in its IPO, 21,555,920 Series A1 Preferred Shares and 8,796,920 Series A2 convertible redeemable preferred Shares were automatically converted into 30,352,840 ordinary shares.

The significant terms of the Series A1 and Series A2 convertible redeemable preferred shares (collectively, “Series A preferred shares”) during the period when they were outstanding are summarized as follows.

Dividends

No dividend could be paid on ordinary shares at a rate greater than the rate at which dividends were paid on Series A preferred shares.  Series A preferred shares were participating securities.

Liquidation preference

In the event of any liquidation event, the holders of the Series A convertible redeemable preferred shares would be entitled to receive in preference to the holders of the ordinary shares an amount equal to the Series A convertible redeemable preferred shares issuance price plus all accrued or declared but unpaid dividends.  After full preference amount had been paid on all the Series A convertible redeemable preferred shares, any remaining funds or assets of the Group legally available for distribution to shareholders should be distributed pro rata among the holders of the Series A convertible redeemable preferred shares (on an as-converted basis) together with the holders of the ordinary shares.

Voting rights

Each Series A convertible redeemable preferred share carried a number of votes equal to the number of ordinary shares then issuable upon its conversion into ordinary shares.  The Series A convertible redeemable preferred shares generally voted together with the ordinary shares and not as a separate class.

Conversion

The Series A convertible redeemable preferred shares were automatically converted into ordinary shares upon a qualified public offering, which means a firm commitment underwritten initial public offering and listing on an internationally recognized stock exchange by the Group of its ordinary shares representing at least 15% ordinary shares (on a fully diluted basis immediately prior to such initial public officering) at a price per share implying the valuation of the Group immediately prior to such offering of at least $100,000.

The initial conversion ratio was on a one for one basis, subject to certain anti-dilution adjustments and adjustments for future issuance of shares (including those deemed to be issued, such as issue any options or convertible securities) at a price lower than the preferred shares conversion price in effect as of then.

Redemption

If (i) the Company failed to consummate a qualified IPO on or before December 31, 2011, or (ii) the Company satisfied all the prerequisites for a qualified IPO, and CDH had approved a proposal to initiate such a qualified IPO, but such proposal was rejected by the other directors, or (iii) there was a material breach by the Company or the Individual ordinary shareholders, if so requested by the holders of at least 50% of the Series A convertible redeemable preferred shares, the Company should redeem all of the outstanding Series A preferred shares.  The redemption price should be at compound interest rate of 15% based on original contribution, plus all declared but unpaid dividends thereon up to the date of redemption.

The Group accrued the 15% premium over the redemption period as deemed dividends with debits to accumulated deficit of $520, nil and nil for the years ended December 31, 2010, 2011, 2012, respectively.

MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION	12 Months Ended
Dec. 31, 2012
MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION
MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION

17.                               MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION

Full time employees of the Group in the PRC participate in a government-mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require the Group to accrue for these benefits based on certain percentages of the employees’ salaries. Total provisions for such employee benefits were $10,035, $18,435 and $24,214 for the years ended December 31, 2010, 2011 and 2012, respectively.

COMMITMENTS	12 Months Ended
Dec. 31, 2012
COMMITMENTS
COMMITMENTS

18.                               COMMITMENTS

The Group leases offices under non-cancelable operating leases agreements.  Rent expenses under operating leases for the years ended December 31, 2010, 2011 and 2012 were $17,412, $28,927, and $40,490, respectively.

Future minimum lease payments under non-cancelable operating leases agreements are as follows:

Years ending December 31,
2013	33,108
2014	26,936
2015	21,320
2016	14,692
2017 and thereafter	19,773
115,829

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

19.                               RELATED PARTY TRANSACTIONS

Details of related party balances as of December 31, 2011 and 2012 and transactions for years ended December 31, 2010, 2011 and 2012 are as follows:

(1) Amounts due from related party

	Amounts due from
	related party
	December 31,
	2011	2012

Amounts due from Shanghai Chuanxue Net Technology Co., Ltd (“Shanghai Chuanxue”) (i)	43	—
Amounts due from Beijing Lebai Education Consulting Co., Ltd. (“Beijing Lebai”) (ii)	—	1,592
	43	1,592

(i)                                     Shanghai Chuanxue is a company majority owned by a director of the Company, who is also the chief executive officer and a beneficial owner of the Company’s ordinary shares. The balance as of December 31, 2011 was unsecured, interest free and repayable on demand.

(ii)                                  In August 2012, the Company purchased, for consideration of $4,786, a 12.72% equity interest in Firstleap Education and Jin Xin, the president of Xueda, is appointed the board member of Firstleap.

In November 2012, Xueda Information signed a three-party loan agreement with Lebai, an affiliate of Firstleap and Bank of Beijing whereby the Company loaned RMB10 million (equivalent to $1,592) to Lebai through Bank of Beijing for a period from November 18, 2012 to May 28, 2013 at an annual interest rate of 10%.

(2) Transactions with related party

	Years ended December 31,
	2010	2011	2012
Advertising services provided by Beijing 58 City Information and Technology Co., Ltd. (“58 City”) (iii)	565	493	141
Advertising services provided by Beijing City Wanglin Information and Technology Co., Ltd. (“City Wanglin”) (iii)	—	—	153

Total	—	—	294

Rental income generated from Lebai	—	—	99

Total	—	—	99

(iii)                             58 City and City Wanglin is wholly owned by Yao Jinbo, a beneficial owner and individual ordinary shareholders of the Group. 58 City and City Wanglin provided advertisement services to the Group. There was no un-settled balance as of December 31, 2010, 2011 and 2012.

STATUTORY RESERVES	12 Months Ended
Dec. 31, 2012
STATUTORY RESERVES
STATUTORY RESERVES

20.                               STATUTORY RESERVES

Prior to payment of dividends, pursuant to the PRC laws and regulations, enterprises incorporated in the PRC must make appropriations from after-tax profit to non-distributable reserve funds as determined by the Board of Directors of each company.  These reserves include (i) general reserve, and (ii) other reserves at the discretion of the Board of Director.

Subject to certain cumulative limits, the general reserve requires annual appropriations of 10% of after-tax profits as determined under PRC laws and regulations at each year-end until the balance reaches 50% of the PRC entity registered capital; the other reserve appropriations are at the Company’s discretion.  These reserves can only be used for specific purposes of enterprise expansion and are not distributable as cash dividends. The Company’s subsidiaries, the VIE and the VIE’s subsidiaries contributed $283, $108 and $370 to the general reserve during the years ended December 31, 2010, 2011 and 2012, respectively.

PRC laws and regulations require private schools that require reasonable returns to make annual appropriations of 25% of after-tax income before payments of dividend to a fund to be used for the construction or maintenance of the school or procurement or upgrading of educational equipment.  For private schools that do not require reasonable returns, this amount should be equivalent to no less than 25% of the annual increase of its net assets as determined in accordance with generally accepted accounting principles in the PRC. The Group’s private schools made appropriation to the reserve of $96, $913 and $114 for the years ended December 31, 2010, 2011 and 2012, respectively.

These reserves are included as statutory reserves in the consolidated statements of changes in equity and comprehensive income. The statutory reserves cannot be transferred to the Company in the form of loans or advances and are not distributable as cash dividends except in the event of liquidation.

RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2012
RESTRICTED NET ASSETS
RESTRICTED NET ASSETS

21.                               RESTRICTED NET ASSETS

Under the PRC laws and regulations, distributions by the PRC entities can only be paid out of distributable profits computed in accordance with the PRC GAAP, and the PRC entities are restricted from transferring a portion of their net assets to the Company.  Amounts restricted include paid-in capital and the statutory reserves of the Company’s PRC entities. The balance of restricted net assets was $29,767 as of December 31, 2012. Except for the restricted net assets, the Company is able to receive the Group’s PRC entities’ accumulated profits without the consent of a third party.

SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2012
SEGMENT INFORMATION
SEGMENT INFORMATION

22.                               SEGMENT INFORMATION

The Group is mainly engaged in private personalized tutoring services in the PRC.  The Group’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer who reviews results of operations by geographic location (i.e. city rather than learning centers), each location constituting a subsidiary of Xueda Information, when making decisions about allocating resources and assessing performance of the Group.  Consequently, the Group has determined that each location represents an operating segment.  However, under the aggregation criteria set forth in the US GAAP with respect to segment reporting, the Group operates in only one reportable segment as all of its operating segments have similar economic characteristics and provide the same tutoring services.

The Group’s net revenues for the years ended December 31, 2010, 2011 and 2012 were all generated from the services provided in the PRC.  The Group’s long-lived assets as of December 31, 2011 and 2012 were all located in the PRC.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation	The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).
Basis of consolidation
The consolidated financial statements include the financial statements of the Company, its subsidiaries, its VIE and the VIE’s subsidiaries.  All inter-company transactions and balances have been eliminated upon consolidation.

Noncontrolling interests	Noncontrolling interests is separately presented as a component of equity in the consolidated financial statements.
Cash and cash equivalents
Cash and cash equivalents consist of cash on hand and demand deposits or liquid investments that are placed with banks and other financial institutions and are unrestricted as to withdrawal or use, or have original maturity terms of three months or less.

Investments

Investments consist of held-to-maturity securities and available-for-sale securities. The Group’s held-to-maturity securities consist of short-term investments placed with financial institutions with original maturity terms of greater than three months but less than one year. Investments are classified as held-to-maturity when the Group has the positive intent and ability to hold the security to maturity, and are recorded at amortized cost. Investments classified as available-for-sale securities are carried at their fair values and the unrealized gains or losses from the changes in fair values are included in accumulated other comprehensive income.

The Group reviews its investments for other-than-temporary impairment (“OTTI”) based on the specific identification method.  The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its investments.  If the cost of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, government economic plans, the duration and the extent to which the fair value of the investment is less than the cost, the Group’s intent and ability to hold the investment, and the financial condition and near term prospects of the issuers.

If there is OTTI on debt securities, the Group separates the amount of the OTTI into the amount that is credit related (credit loss component) and the amount due to all other factors. The credit loss component is recognized in earnings, which represents the difference between a security’s amortized cost basis and the discounted present value of expected future cash flows. The amount due to other factors is recognized in other comprehensive income if the entity neither intends to sell and will not more likely than not be required to sell the security before recovery. The difference between the amortized cost basis and the cash flows expected to be collected is accreted as interest income.

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.  The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Financial instruments
Financial instruments include cash and cash equivalents, short-term investments, amounts due from related parties and available-for-sale securities. The carrying values of cash and cash equivalents, short-term investments, and amounts due from related parties approximate their fair values due to their short-term maturities. Available-for-sale securities are carried at fair value, as discussed in Note 9.

Use of estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and revenues and expenses in the financial statements and the accompanying notes.  Significant accounting estimates reflected in the Group’s financial statements include revenue recognition, valuation allowance for deferred tax assets, share-based compensation, fair value of available-for-sale securities and goodwill impairment. Actual results could differ from those estimates.

Property and equipment

Property and equipment are carried at cost less accumulated depreciation and amortization.  Depreciation and amortization is calculated on a straight-line basis over the following estimated useful lives:

Building	20~40 years
Furniture, fixtures and equipment	3 years
Motor vehicles	5 years
Leasehold improvements	Shorter of useful life of the assets or the lease term

Acquired intangible assets

Intangible assets with definite lives are carried at cost less accumulated amortization. Amortization of definite-lived intangible assets is computed using the straight-line method over the estimated average useful lives, which are as follows:

Trademark	10 years
Non-Compete Agreement	5 years

Impairment of long-lived assets with definite lives
Long-lived assets are tested for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group compares the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss equal to the difference between the fair value and the carrying amount of the assets.

Business combinations

Business combinations are recorded using the acquisition method of accounting. The assets acquired, the liabilities assumed, and any noncontrolling interest of the acquiree at the acquisition date, if any, are measured at their fair values as of the acquisition date. Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any noncontrolling interest of the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired. Common forms of the consideration made in acquisitions include cash and common equity instruments. Consideration transferred in a business acquisition is measured at the fair value as at the date of acquisition.

Where the consideration in an acquisition includes contingent consideration the payment of which depends on the achievement of certain specified conditions post-acquisition, the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability it is subsequently carried at fair value with changes in fair value reflected in earnings.

Goodwill
Goodwill is not amortized but is evaluated at least annually for impairment following a two-step process.  The first step compares the fair values of each reporting unit to its carrying amount, including goodwill.  If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required.  If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill.  The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit.  The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill.  An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.

Revenue recognition

Revenues are recognized when earned and are reported net of business taxes and value added taxes.

The primary sources of the Group’s revenues are as follows:

(a)                                 Registration fees

The Group charges each new student a non-refundable registration fee ranging from $48.15 (RMB300) to $80.26 (RMB500) for diagnosis and designing a personalized tutoring plan for the student.  The nonrefundable registration fee is amortized over the estimated average customer relationship life.  The average customer relationship life is estimated based on the Group’s historical data and the estimate is subject to annual assessment or when an event or other changes indicate the estimate is no longer reasonable.

(b)                                 Tuition fees for private personalized tutoring services

Tuition revenues are collected in advance and are initially recorded as deferred revenue.  Tuition revenues are recognized proportionately as the tutoring sessions are delivered.  Deferred revenue relating to unused prepaid tutoring hours of expired contracts are recognized as revenues in the twenty-sixth month after the contract expiration date if no refund has been claimed by then.  The refund period of twenty-six months was determined according to the applicable PRC laws and regulations.  After such period, refund claims are not supported by the applicable PRC laws and regulations.

The Group’s PRC subsidiaries, VIE and VIE’s subsidiaries and schools are subject to business taxes and other related surcharges at a rate of 3.3% or 5.5% of gross revenues generated from its private personalized tutoring service. Business taxes are reported as a deduction to revenue when incurred and amounted to $8,429, $11,723 and $13,834 for the years ended December 31, 2010, 2011 and 2012, respectively.

In July 2012, the Ministry of Finance and the State Administration of Taxation jointly issued a circular regarding the pilot collection of value added taxes (“VAT”) in lieu of business tax in certain areas and industries in the PRC. Such VAT pilot program is to be phased in Beijing, Jiangsu, Anhui, Fujian, Guangdong, Tianjin, Zhejiang, and Hubei between September and December 2012. Starting from September 1, 2012, one PRC subsidiary and the VIE’s certain subsidiaries became subject to VAT at the rates of 6% or 3%, on certain service revenues which were previously subject to business tax. VAT is also reported as a deduction to revenue when incurred and amounted to $67 for the year ended December 31, 2012.

Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. However,  entities that are VAT small scale taxpayers, cannot offset their input VAT against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in either other current liabilities or other current assets on the consolidated balance sheets.

Advertising costs
Advertising costs are expensed as incurred.  The Group incurred advertising costs totaling $10,971, $21,471 and $26,448 for the years ended December 31, 2010, 2011 and 2012, respectively, which were recorded as a component of selling and marketing expenses in the accompanying consolidated statements of operations.

Lease accounting
The Group evaluates each lease for classification as either a capital lease or an operating lease.  If substantially all of the benefits and risks of ownership have been transferred to the lessee, the Group records the lease as a capital lease at its inception. The Group performs this evaluation at the inception of the lease and when a modification is made to a lease.  If an operating lease agreement calls for a scheduled rent increase during the lease term, the Group recognizes the lease expense on a straight-line basis over the lease term.  The term of the Group’s leases typically ranges from one to five years and some of them are subject to renewal at fair market value.

Government Subsidies
The Company receives government subsidies from the local government authorities for encouraging local area development and technology development.  Government subsidies are recognized upon receipt as other operating income because the subsidies are not intended to compensate for specific expenditure and not subject to future return. For the years ended December 31, 2010, 2011 and 2012, $26, $357 and $164 were received and recognized in other operating income, respectively.

Foreign currency translation

The functional and reporting currency of the Company and Xueda HK is US dollar.  The functional currency of the Company’s subsidiaries, VIE and VIE’s subsidiaries and schools in the PRC is Renminbi (“RMB”).

Assets and liabilities are translated from each entity’s functional currency to the reporting currency at the exchange rate on the balance sheet date. Equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income in the consolidated statements of comprehensive income.

Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currencies at the prevailing rates of exchange at the balance sheet date. Nonmonetary assets and liabilities are remeasured into the applicable functional currencies at historical exchange rates. Transactions in currencies other than the applicable functional currencies during the year are converted into the functional currencies at the applicable rates of exchange prevailing at the transaction dates. Transaction gains and losses are recognized in the consolidated statements of operations.

Share-based compensation
Share-based compensation with employees is measured based on the grant date fair value of the equity instrument. The Company recognizes the compensation costs net of a forfeiture rate on a straight-line basis over the requisite service period of the award, which is generally the vesting period of the award, with the amount of compensation expenses recognized in any period not less than the portion of the grant date fair value of the options vested during that period. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures are recognized through a cumulative catch-up adjustment in the period of change.

Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities.

Deferred income taxes are recognized when temporary differences exist between the tax basis of assets and liabilities and their reported amounts in the financial statements. Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years.  Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority.  An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

Comprehensive income (loss)
Comprehensive income (loss) includes net income (loss), gain (loss) on available-for-sale securities and foreign currency translation adjustments. Beginning on January 1, 2012, the Group presents the components of net income, the components of other comprehensive income and total comprehensive income in two separate but consecutive statements. The consolidated financial statements have been adjusted for the retrospective application of the authoritative guidance regarding presentation of comprehensive income (loss).

Net income (loss) per share

The Group has determined that its convertible redeemable preferred shares are participating securities as the preferred shares participate in undistributed earnings on an as-if-converted basis.  Accordingly, the Group used the two-class method of computing net income (loss) per share, for ordinary and preferred shares according to participation rights in undistributed earnings. Under this method, net income applicable to holders of ordinary shares was allocated on a pro rata basis to the holders of ordinary and preferred shares to the extent that each class may share income for the period; whereas undistributed net loss was allocated to ordinary shares because preferred shares were not contractually obligated to share the loss.

Basic net income (loss) per share attributable to Xueda Education Group is computed by dividing net income (loss) attributable to Xueda Education Group by the weighted average number of ordinary shares outstanding during the period. Diluted net income (loss) per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. The dilutive effect of stock options is computed using treasury stock method.  The dilutive effect of convertible redeemable preferred shares is computed using as-if converted method.

Significant risks and uncertainties

Foreign currency risk

RMB is not a freely convertible currency.  The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The cash and cash equivalents of the Group included aggregate amounts of $216,342 and $180,272, which were denominated in RMB, at December 31, 2011 and 2012, respectively, representing 99.4% and 85.1% of the cash and cash equivalents balances as of December 31, 2011 and 2012, respectively. The Group’s short-term investments of $7,944 and $26,126 as of December 31, 2011 and 2012, respectively, were also denominated in RMB.

Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, short-term investments, amount due from related parties and available-for-sale securities.  The Group’s cash and cash equivalents and short-term investments denominated in RMB, which represent substantially all of the Group’s cash and cash equivalents and short-term investments, are held by financial institutions located within the PRC. Financial institutions in the PRC do not have insurance similar to that provided by the Federal Deposit Insurance Corporation in the United States of America. The Group’s investment policy limits its exposure to concentrations of credit risks in relation to its investments.

Accounting pronouncements adopted and not yet adopted

Accounting pronouncements recently adopted

In May 2011, the FASB issued an authoritative pronouncement on fair value measurement. The guidance is the result of joint efforts by the FASB and International Accounting Standards Board to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in US GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments, mainly including:

·                                          Highest-and-best-use and valuation-premise concepts for nonfinancial assets-the guidance indicates that the highest-and-best-use and valuation-premise concepts only apply to measuring the fair value of nonfinancial assets.

·                                          Application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk-the guidance permits an exception to fair value measurement principles for financial assets and financial liabilities (and derivatives) with offsetting positions in market risks or counterparty credit risk when several criteria are met. When the criteria are met, an entity can measure the fair value of the net risk position.

·                                          Premiums or discounts in fair value measure-the guidance provides that premiums or discounts that reflect size as a characteristic of the reporting entity’s holding (specifically, a blockage factor that adjusts the quoted price of an asset or a liability because the market’s normal daily trading volume is not sufficient to absorb the quantity held by the entity) rather than as a characteristic of the asset or liability (for example, a control premium when measuring the fair value of a controlling interest) are not permitted in a fair value measurement.

·                                          Fair value of an instrument classified in a reporting entity’s stockholders’ equity-the guidance prescribes a model for measuring the fair value of an instrument classified in stockholders’ equity; this model is consistent with the guidance on measuring the fair value of liabilities.

·                                          Disclosures about fair value measurements-the guidance expands disclosure requirements, particularly for Level 3 inputs. Required disclosures include:

(i)                                     For fair value measurements categorized in Level 3 of the fair value hierarchy: (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation process in place (e.g., how the entity decides its valuation policies and procedures, as well as changes in its analyses of fair value measurements, from period to period), and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.

(ii)                                  The level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position but whose fair value must be disclosed.

The guidance is to be applied prospectively and is effective for interim and annual periods beginning after December 15, 2011, for public entities. Early application by public entities is not permitted. The Group adopted this pronouncement effectively January 1, 2012, which did not have a significant effect on the Group’s consolidated financial statements.

In June 2011, the FASB issued an authoritative pronouncement to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The guidance does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the guidance is effective for fiscal years and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. In December 2011, the FASB issued an authoritative pronouncement related to deferral of the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income. This guidance allows the FASB to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. While the FASB is considering the operational concerns about the presentation requirements for reclassification adjustments and the needs of financial statement users for additional information about reclassification adjustments, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect update the pronouncement issued in June 2011. The Group adopted this guidance effective January 1, 2012 and presented the total consolidated statements of comprehensive income in two separate but consecutive statements.

In September 2011, the FASB issued an authoritative pronouncement related to testing goodwill for impairment. The guidance is intended to simplify how entities, both public and nonpublic, test goodwill for impairment. The guidance permits an entity to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued. The Group adopted this pronouncement effective January 1, 2012, which did not have a significant effect on the Group’s consolidated financial statements, as the Group chose to directly perform the two-step goodwill impairment test for 2012.

Recent accounting pronouncements not yet adopted

In February 2013, the FASB issued an authoritative pronouncement related to reporting of amounts reclassified out of accumulated other comprehensive income, to improve the transparency of reporting these reclassifications. Other comprehensive income includes gains and losses that are initially excluded from net income for an accounting period. Those gains and losses are later reclassified out of accumulated other comprehensive income into net income.

The guidance expands the exiting disclosure requirement for reporting net income or other comprehensive income in financial statements, including:

·                  Present (either on the face of the statement where net income is presented or in the notes) the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income - but only if the item reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period.

·                  Cross-reference to other disclosures currently required under U.S. GAAP for other reclassification items (that are not required under U.S. GAAP) to be reclassified directly to net income in their entirety in the same reporting period. This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is initially transferred to a balance sheet account (e.g., inventory for pension-related amounts) instead of directly to income or expense.

For public entities, the guidance is effective for reporting periods beginning after December 15, 2012. Early adoption is permitted. The Group will adopt this pronouncement on January 1, 2013, and do not expect the adoption of this pronouncement will have a significant impact on its financial condition or results of operations.

ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of the entity's subsidiaries and VIE and VIE's significant subsidiaries

As of December 31, 2012, details of the Company’s subsidiaries and VIE and VIE’s significant subsidiaries and schools were as follows:

Place of
	Incorporation	establishment/
Name	or acquisition date	incorporation	Legal ownership

Subsidiaries:
Xuecheng Century (Beijing) Information Technology Co., Ltd. (“Xuecheng Century”)	Aug 17, 2009	PRC	100%
China Xueda Corporation Limited (“Xueda HK”)	May 13, 2009	Hong Kong	100%
Beijing Xueda Education & Training Consulting Co., Ltd.	Oct 31, 2011	PRC	100%

VIE:
Beijing Xueda Information Technology Co., Ltd. (“Xueda Information”)	Jul 13, 2009	PRC	Nil	*

VIE’s significant subsidiaries and schools:
Taiyuan Xueda Education & Training School(1)	Dec 8, 2008	PRC	Nil	*
Suzhou Xuecheng Information Technology Co., Ltd.	Sep 28, 2009	PRC	Nil	*
Tianjin Xueda Educational Information Consulting Co., Ltd.	Oct 26, 2009	PRC	Nil	*
Guangzhou Xueda Educational Technology Co., Ltd.	Nov 24, 2009	PRC	Nil	*
Shenzhen Xueda Information Technology Co., Ltd.	Nov 25, 2009	PRC	Nil	*
Jinan Xueda Education & Training School(1)	Dec 17, 2009	PRC	Nil	*
Hangzhou Xueda Education Consulting Co., Ltd.	Mar 09, 2010	PRC	Nil	*
Changchun Xueda Education & Training School(1)	Jun 11, 2010	PRC	Nil	*
Shenyang Xueda Education & Training School(1)	Aug 10, 2010	PRC	Nil	*
Nanjing Xueda Education & Training School(1)	Sep 30, 2010	PRC	Nil	*
Xi’an Beilin District Xueda Education & Training School(1)	Dec 14, 2010	PRC	Nil	*
Xi’an Yanta Xueda Education & Training School(1)	Feb 24, 2011	PRC	Nil	*
Shanghai Jinshan District Xueda Education School of Continuing Studies(1)	Dec 16, 2010	PRC	Nil	*
Beijing Chaoyang Xueda Training School(1)	Jan 25, 2011	PRC	Nil	*
Beijing Haidian Xueda Training School(1)	May 31, 2011	PRC	Nil	*

*                                         These entities are controlled by the Company pursuant to the contractual arrangements disclosed below.

(1)                                     These private schools are established and controlled by Xueda Information or its subsidiaries.  Under PRC laws and regulations, entities who establish private schools are commonly referred to as “sponsors” instead of “owners” or “shareholders”.  The economic substance of “sponsorship” in respect of private schools is substantially similar to that of ownership with respect to legal, regulatory and tax matters.

ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of equity interest structure at date of incorporation

	Percentage	Percentage
	of ownership	of ownership
	in ordinary	on an as
Beneficial owners	share interest	converted basis
	%	%
Rubin Li	33.00	22.00
Xin Jin	38.00	25.33
Jinbo Yao	22.00	14.67
Changyong Zhu	4.00	2.67
Qiang Deng	3.00	2.00
Century Hui Ce	—	10.17
CDH Xueda Education	—	23.16
Total	100.00	100.00

Schedule of financial information of the entity's VIE and VIE's subsidiaries

	December 31,
	2011	2012

Cash and cash equivalents	50,346	61,418
Prepaid expense and other current assets	15,489	11,402
Total current assets	77,336	107,348
Total assets	113,157	154,133
Deferred revenue	101,404	133,792
Total current liabilities	105,624	132,407
Total liabilities	127,933	161,313
Total equity	(14,776)	(7,180)

	Years ended December 31,
	2010	2011	2012

Net revenues	155,019	223,379	294,047
Net income (loss)	3,550	(2,056)	6,282
Net cash provided by operating activities	35,510	17,355	48,370
Net cash used in investing activities	(34,374)	(7,095)	(37,363)
Net cash provided by financing activities	353	—	—

Xueda Technology
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of equity interest structure at date of incorporation

The equity interest structure of Xueda Technology had been as follows since the incorporation of Xueda Technology till March 2008:

Percentage
Beneficial owners	of ownership
%

Rubin Li	33.00
Xin Jin	38.00
Jinbo Yao	22.00
Changyong Zhu	4.00
Qiang Deng	3.00
Total	100.00

Schedule of equity interest structure upon investments of CDH Xueda Education and Century Hui Ce

	Percentage	Percentage
	of ownership	of ownership
	in ordinary	on an as
Beneficial owners	share interest	converted basis
	%	%
Rubin Li	33.00	22.00
Xin Jin	38.00	25.33
Jinbo Yao	22.00	14.67
Changyong Zhu	4.00	2.67
Qiang Deng	3.00	2.00
Century Hui Ce	—	10.17
CDH Xueda Education	—	23.16
Total	100.00	100.00

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of property and equipment
Building	20~40 years
Furniture, fixtures and equipment	3 years
Motor vehicles	5 years
Leasehold improvements	Shorter of useful life of the assets or the lease term

Schedule of estimated useful lives of acquired intangible assets
Trademark	10 years
Non-Compete Agreement	5 years

ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2012
ACQUISITION
Schedule of the purchase price to assets acquired and liabilities assumed

Purchase price allocation		Useful life

Cash and cash equivalents	$1,765
Advance to suppliers	62
Acquired intangible assets
- Trademark	408	10 years
- Non-compete agreement	188	5 years
Fixed assets	4
Total assets acquired	2,427
Deferred tax liabilities	(150)
Liabilities assumed	(540)
Noncontrolling interest	(1,571)
Total net assets	166
Goodwill	2,795
Total	$2,961

Schedule of unaudited pro forma results of operations

	Years ended December 31,
	2011	2012

Pro forma net revenue	227,436	296,548
Pro forma net income attributable to Xueda Education Group	4,999	2,414
Pro forma net income per ordinary share-basic	0.04	0.02
Pro forma net income per ordinary share-diluted	0.04	0.02

PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of prepaid expenses and other current assets

	December 31,
	2011	2012

Other receivable (i)	6,323	1,794
Prepaid rental expenses	5,864	6,857
Advance to suppliers	2,019	1,532
Advanced to third party for stock repurchase (ii)	1,154	46
Prepaid advertisement expenses	928	513
Short-term deposits	828	461
Interest receivable	806	458
Staff advances and others	723	1,250
	18,645	12,911

(i)                                     Other receivable consists of cash that had been received from students but held by the electronic payment processors. The funds are transferred to the Group shortly after payments are received by electronic payment processors.

(ii)                                  Advanced to third party for stock repurchase is the cash disbursed to an independent investment bank for the future repurchases of the Company’s outstanding ADSs, which is refundable at the discretion of the Company.

PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT
Schedule of property and equipment

	December 31,
	2011	2012

Buildings	4,782	5,800
Furniture, fixtures and equipment	15,922	21,603
Motor vehicles	1,571	2,146
Leasehold improvements	26,270	37,217
Less: accumulated depreciation and amortization	(12,932)	(26,150)
	35,613	40,616

ACQUIRED INTANGIBLE ASSETS (Table)	12 Months Ended
Dec. 31, 2012
ACQUIRED INTANGIBLE ASSETS
Schedule of acquired intangible assets arose from the acquisitions of weland
	December 31,
	2011	2012

Trademark	—	408
Non-Compete Agreement	—	188
	—	596
Less: Accumulated amortization	—	(47)
Exchange difference	—	14
Acquired intangible assets, net	—	563

GOODWILL (Tables)	12 Months Ended
Dec. 31, 2012
GOODWILL
Schedule of goodwill and the changes in the carrying amount of goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2011 and 2012 were as follows:

	2011			2012
	Taiyuan			Taiyuan
	Xueda	Weland	Total	Xueda	Weland	Total

Gross amount
Beginning balance at January 1	823	—	823	863	—	863
Acquisition (Note 3)	—	—	—	—	2,795	2,795
Exchange difference	40	—	40	9	62	71
Ending balance at December 31	863	—	863	872	2,857	3,729
Accumulated impairment loss
Beginning balance at January 1	—	—	—	—	—	—
Charge for the year	—	—	—	—	—	—
Exchange difference	—	—	—	—	—	—
Ending balance at December 31	—	—	—	—	—	—
Goodwill, net	863	—	863	872	2,857	3,729

AVAILABLE-FOR-SALE SECURITIES (Table)	12 Months Ended
Dec. 31, 2012
AVAILABLE-FOR-SALE SECURITIES
Schedule of available-for-sale securities
	December 31, 2012
		Gross
	Cost	unrealized gain	Fair value

Available for sale securities	4,786	339	5,125

FAIR VALUE MEASUREMENT (Table)	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENT
Summary of financial assets measured and recorded at fair value on a recurring basis

The following table summarizes the Group’s financial assets measured and recorded at fair value on a recurring basis as of December 31, 2012.

	Quoted price in	Significant
	active markets	other	Significant
	for identical	observable	unobservable
	investments	inputs	inputs	Total
	Level 1	Level 2	Level 3

As of December 31, 2012
Assets:
Available-for-sale securities	—	—	5,125	5,125
Total assets at fair value	—	—	5,125	5,125

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	December 31,
	2011	2012

Accrued employee payroll and welfare benefits	13,259	14,459
Payable for property and equipment	2,871	2,393
Accrued rental expenses	1,737	3,344
Business taxes and other tax payable	1,460	1,970
Individual income taxes payable	520	513
Accrued professional service fees	472	933
Accrued advertisement expenses	344	124
Accrued other service fees	222	343
Others	848	1,078
	21,733	25,157

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES
Schedule of current and deferred components of income tax expense (benefit)
	Years ended December 31,
	2010	2011	2012
Current	3,455	4,562	3,179
Deferred	(2,465)	(2,078)	(2,303)
Total income taxes	990	2,484	876

Schedule of principal components of deferred income taxes

	December 31,
	2011	2012
Current deferred tax assets
Deferred income-current	111	104
Accrued expenses (i)	3,669	4,420
Less: Valuation allowance	(162)	(189)
Net current deferred tax assets	3,618	4,335
Non-current deferred tax assets
Deferred income-noncurrent	279	182
Net operating loss carry forwards	2,692	3,816
Less: valuation allowance	(1,963)	(1,413)
Net non-current deferred tax assets	1,008	2,585
Non-current deferred tax liabilities
Acquired intangible assets	—	(141)
Net non-current deferred tax liabilities	—	(141)

(i)                                     Accrued expense deferred tax assets relate to accrued advertising, payroll and welfare expenses. According to the EIT law, accrued payments related to certain employee expenses, including employee payroll and certain welfare expenses, are not deductible for tax until the actual payments occur. The EIT law also limits the amount of advertising expenses deductible for any period to no more than 15% of gross revenue of such period and permits the amount of the advertising expense in excess of such 15% limit to be carried forward to future periods.

Schedule of reconciliation between total income tax expense and the amount computed by applying the PRC EIT statutory rate to income before income taxes

	Years ended December 31,
	2010	2011	2012

Expected income tax expense at PRC EIT statutory rate of 25%	2,821	1,819	656
Effect of preferential tax rate and tax holiday	(2,608)	(760)	745
Effect on tax rates in different tax jurisdiction	(122)	121	(228)
Tax effect of income that is not taxable (i)	—	(1,173)	—
Tax effect of expenses that are not deductible in determining taxable profit (ii)	161	809	226
Changes in valuation allowance	738	1,668	(523)
Total income tax expense	990	2,484	876

(i)                                     Tax effect on income that is not taxable relates to the interest income and exchange gains generated by Xueda Hong Kong from its RMB-denominated deposits, which are not subject to Hong Kong income taxes in accordance with the Hong Kong Inland Revenue Ordinance as Xueda Hong Kong is an investment holding company with no substantive business operations in Hong Kong.

(ii)                                  Expenses not deductible for tax purposes include entertainment expenses, employees’ training expenses that are not deductible in the computation of net income before income taxes.

Schedule of impact on tax provision and earnings per share from tax holidays granted

	Years ended December 31,
	2010	2011	2012

Increase (Decrease) in income tax expense	2,608	760	(745)
(Reduction) Increase in net income per share-basic	(0.03)	(0.01)	0.01
(Reduction) Increase in net income per share-diluted	(0.03)	(0.01)	0.01

NET INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
NET INCOME PER SHARE
Schedule of computation of basic and diluted net income per share

	Years ended December 31,
	2010	2011	2012

Net income-basic (numerator):
Net income allocated to Xueda Education Group shareholders	9,773	4,790	1,965
Net income allocated to Series A1 preferred shareholders	1,678	—	—
Net income allocated to Series A2 preferred shareholders	685	—	—
Net income allocated to ordinary shareholders	7,410	4,790	1,965
Shares (denominator):
Weighted average ordinary shares outstanding used in computing basic net income per share-basic	80,407,581	137,745,176	131,316,004
Effect of dilutive securities:
Plus incremental weighted average ordinary shares from assumed conversions of stock options and nonvested shares using the treasury stock method	2,368,785	4,523,737	460,203
Weighted average ordinary shares outstanding used in computing diluted net income per share-diluted	82,776,366	142,268,913	131,776,207
Net income per ordinary share-basic	0.09	0.03	0.01
Net income per ordinary share-diluted	0.09	0.03	0.01

SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION
Summary of the share option activities

	Outstanding options
		Weighted	Weighted average	Weighted average	Aggregate
	Number of	average	grant-date	remaining contractual	intrinsic
	options	exercise price	fair value	Term (Years)	value
Options outstanding at January 1, 2010	—	—	—
Granted	13,663,942	$1.21	$1.24
Cancelled	(3,343,845)	$0.99	$1.24
Forfeited	(11,035)	$0.99	$1.24
Options outstanding at December 31, 2010	10,309,062	$1.28	$1.24
Granted	—	$—	$—
Exercised	(336,114)	$0.99	$1.24
Forfeited	(422,296)	$0.99	$1.24
Options outstanding at December 31, 2011	9,550,652	$1.31	$1.24
Granted	2,745,806	$1.55	$0.66
Exercised	(679,402)	$0.99	$1.24
Forfeited	(4,341,736)	$1.68	$1.24
Options outstanding at December 31, 2012	7,275,320	$1.20	$1.02	8.15	$1,064
Options vested and expected to vest as of December 31, 2012	6,831,655	$1.22	$1.01	8.21	$960
Option exercisable as of December 31, 2012	2,311,186	$0.99	$1.24	7.20	$543

Schedule of estimated fair value of each option granted on the date of grant using the binomial option pricing model with certain assumptions

	Years ended December 31,
	2010	2011	2012
Expected volatility	54.1%	—	57.9%
Risk-free interest rate	4.36%	—	1.8%
Expected dividend yield	0%	—	0%
Exercise price	$0.99 per share	—	$1.55 per share
Fair value of the underlying ordinary shares	$1.89 per share	—	$1.21 per share
Exercise multiple	1.5 times	—	2.8 times

Summary of the nonvested shares activity

	Number of	Weighted average	Aggregate
	Nonvested	grant-date	intrinsic
	shares outstanding	fair value	value

Nonvested shares outstanding at January 1, 2011	—	—
Granted	1,974,368	4.24
Forfeited	(435,700)	4.47
Vested	(51,250)	4.84
Nonvested shares outstanding at December 31, 2011	1,487,418	4.15
Granted	1,888,313	1.32
Forfeited	(275,303)	4.30
Vested	(348,062)	4.16
Nonvested shares outstanding at December 31, 2012	2,752,366	2.19	$3,372
Nonvested shares vested and expected to vest at December 31, 2012	1,969,884	2.13	$2,413

COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS
Schedule of future minimum lease payments under non-cancelable operating leases agreements
Years ending December 31,
2013	33,108
2014	26,936
2015	21,320
2016	14,692
2017 and thereafter	19,773
115,829

RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS
Schedule of amounts due from related party

	Amounts due from
	related party
	December 31,
	2011	2012

Amounts due from Shanghai Chuanxue Net Technology Co., Ltd (“Shanghai Chuanxue”) (i)	43	—
Amounts due from Beijing Lebai Education Consulting Co., Ltd. (“Beijing Lebai”) (ii)	—	1,592
	43	1,592

(i)                                     Shanghai Chuanxue is a company majority owned by a director of the Company, who is also the chief executive officer and a beneficial owner of the Company’s ordinary shares. The balance as of December 31, 2011 was unsecured, interest free and repayable on demand.

(ii)                                  In August 2012, the Company purchased, for consideration of $4,786, a 12.72% equity interest in Firstleap Education and Jin Xin, the president of Xueda, is appointed the board member of Firstleap.

In November 2012, Xueda Information signed a three-party loan agreement with Lebai, an affiliate of Firstleap and Bank of Beijing whereby the Company loaned RMB10 million (equivalent to $1,592) to Lebai through Bank of Beijing for a period from November 18, 2012 to May 28, 2013 at an annual interest rate of 10%.

Schedule of transactions with related party

	Years ended December 31,
	2010	2011	2012
Advertising services provided by Beijing 58 City Information and Technology Co., Ltd. (“58 City”) (iii)	565	493	141
Advertising services provided by Beijing City Wanglin Information and Technology Co., Ltd. (“City Wanglin”) (iii)	—	—	153

Total	—	—	294

Rental income generated from Lebai	—	—	99

Total	—	—	99

(iii)                             58 City and City Wanglin is wholly owned by Yao Jinbo, a beneficial owner and individual ordinary shareholders of the Group. 58 City and City Wanglin provided advertisement services to the Group. There was no un-settled balance as of December 31, 2010, 2011 and 2012.

ORGANIZATION AND PRINCIPAL ACTIVITIES (Details)	12 Months Ended
Dec. 31, 2012
Beijing Xueda Information Technology Co., Ltd. ("Xueda Information")
ORGANIZATION AND PRINCIPAL ACTIVITIES
Legal ownership of VIE and its subsidiaries (as a percent)
Taiyuan Xueda Education & Training School
ORGANIZATION AND PRINCIPAL ACTIVITIES
Legal ownership of VIE and its subsidiaries (as a percent)
Suzhou Xuecheng Information Technology Co., Ltd.
ORGANIZATION AND PRINCIPAL ACTIVITIES
Legal ownership of VIE and its subsidiaries (as a percent)
Tianjin Xueda Educational Information Consulting Co., Ltd.
ORGANIZATION AND PRINCIPAL ACTIVITIES
Legal ownership of VIE and its subsidiaries (as a percent)
Guangzhou Xueda Educational Technology Co., Ltd.
ORGANIZATION AND PRINCIPAL ACTIVITIES
Legal ownership of VIE and its subsidiaries (as a percent)
Shenzhen Xueda Information Technology Co., Ltd.
ORGANIZATION AND PRINCIPAL ACTIVITIES
Legal ownership of VIE and its subsidiaries (as a percent)
Jinan Xueda Education & Training School
ORGANIZATION AND PRINCIPAL ACTIVITIES
Legal ownership of VIE and its subsidiaries (as a percent)
Hangzhou Xueda Education Consulting Co., Ltd.
ORGANIZATION AND PRINCIPAL ACTIVITIES
Legal ownership of VIE and its subsidiaries (as a percent)
Changchun Xueda Education & Training School
ORGANIZATION AND PRINCIPAL ACTIVITIES
Legal ownership of VIE and its subsidiaries (as a percent)
Shenyang Xueda Education & Training School
ORGANIZATION AND PRINCIPAL ACTIVITIES
Legal ownership of VIE and its subsidiaries (as a percent)
Nanjing Xueda Education & Training School
ORGANIZATION AND PRINCIPAL ACTIVITIES
Legal ownership of VIE and its subsidiaries (as a percent)
Xi'an Beilin District Xueda Education & Training School
ORGANIZATION AND PRINCIPAL ACTIVITIES
Legal ownership of VIE and its subsidiaries (as a percent)
Xi'an Yanta Xueda Education & Training School
ORGANIZATION AND PRINCIPAL ACTIVITIES
Legal ownership of VIE and its subsidiaries (as a percent)
Shanghai Jinshan District Xueda
ORGANIZATION AND PRINCIPAL ACTIVITIES
Legal ownership of VIE and its subsidiaries (as a percent)
Beijing Chaoyang Xueda Training School
ORGANIZATION AND PRINCIPAL ACTIVITIES
Legal ownership of VIE and its subsidiaries (as a percent)
Beijing Haidian Xueda Training School
ORGANIZATION AND PRINCIPAL ACTIVITIES
Legal ownership of VIE and its subsidiaries (as a percent)
Xuecheng Century (Beijing) Information Technology Co., Ltd. ("Xuecheng Century")
ORGANIZATION AND PRINCIPAL ACTIVITIES
Legal ownership (as a percent)	100.00%
China Xueda Corporation Limited ("Xueda HK")
ORGANIZATION AND PRINCIPAL ACTIVITIES
Legal ownership (as a percent)	100.00%
Beijing Xueda Education & Training Consulting Co., Ltd.
ORGANIZATION AND PRINCIPAL ACTIVITIES
Legal ownership (as a percent)	100.00%

ORGANIZATION AND PRINCIPAL ACTIVITIES (Details 2) (USD $) In Thousands, unless otherwise specified	Apr. 24, 2009	Mar. 31, 2008 Xueda Technology	Sep. 30, 2001 Xueda Technology	Apr. 24, 2009 CDH Xueda Education	Mar. 31, 2008 CDH Xueda Education Xueda Technology	Mar. 26, 2008 CDH Xueda Education Xueda Technology	Apr. 24, 2009 Century Hui Ce	Mar. 31, 2008 Century Hui Ce item	Mar. 26, 2008 Century Hui Ce item	Mar. 31, 2008 Century Hui Ce Xueda Technology	Mar. 26, 2008 Century Hui Ce Xueda Technology	Apr. 24, 2009 Rubin Li	Mar. 31, 2008 Rubin Li Xueda Technology	Sep. 30, 2001 Rubin Li Xueda Technology	Apr. 24, 2009 Xin Jin	Mar. 31, 2008 Xin Jin Xueda Technology	Sep. 30, 2001 Xin Jin Xueda Technology	Apr. 24, 2009 Jinbo Yao	Mar. 31, 2008 Jinbo Yao Xueda Technology	Sep. 30, 2001 Jinbo Yao Xueda Technology	Apr. 24, 2009 Changyong Zhu	Mar. 31, 2008 Changyong Zhu Xueda Technology	Sep. 30, 2001 Changyong Zhu Xueda Technology	Apr. 24, 2009 Qiang Deng	Mar. 31, 2008 Qiang Deng Xueda Technology	Sep. 30, 2001 Qiang Deng Xueda Technology
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of ownership	100.00%	100.00%	100.00%									33.00%	33.00%	33.00%	38.00%	38.00%	38.00%	22.00%	22.00%	22.00%	4.00%	4.00%	4.00%	3.00%	3.00%	3.00%
Number of individual investors								3	3
Cash paid for convertible redeemable preferred stock					$ 2,269					$ 996
Percentage of ownership on an as converted basis	100.00%	100.00%		23.16%	23.16%	23.16%	10.17%			10.17%	10.17%	22.00%	22.00%		25.33%	25.33%		14.67%	14.67%		2.67%	2.67%		2.00%	2.00%
Percentage of ordinary shares subscribed for by individual ordinary shareholders	100.00%

ORGANIZATION AND PRINCIPAL ACTIVITIES (Details 3) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Jul. 31, 2009 item	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
ORGANIZATION AND PRINCIPAL ACTIVITIES
Number of wholly owned subsidiaries incorporated		2
Number of shareholders holding a controlling interest before or after recapitalization	0
Balance sheet
Cash and cash equivalents		$ 211,944	$ 217,746	$ 211,370	$ 36,436
Prepaid expense and other current assets		12,911	18,645
Total current assets		256,908	247,996
Total assets		316,265	289,835
Total current liabilities		157,525	105,246
Total liabilities		187,038	128,484
Total equity		129,227	161,351	160,692	(21,116)
Income statement and cash flow statement
Net revenues		293,157	221,738	154,144
Net income		1,965	4,790	10,293
Net cash provided by operating activities		54,644	24,898	42,967
Net cash used in investing activities		(43,743)	(11,635)	(35,521)
Net cash provided by financing activities		(17,084)	(9,159)	166,156
Xueda Information | Xuecheng Century
Financial information of the entity's VIE and VIE's subsidiaries
Term of the exclusive technology consulting and service agreement between Xueda Information and Xuecheng Century		10 years
Automatic extendable term of the exclusive technology consulting and service agreement between Xueda Information and Xuecheng Century		10 years
Term of the pledge agreement between Xuecheng Century and the shareholders of Xueda Information		10 years
Period of written notice by Xuecheng Century required to terminate agreement		30 days
VIE and its subsidiaries
Financial information of the entity's VIE and VIE's subsidiaries
VIE service revenue percentage		100.00%	100.00%	100.00%
VIE service assets percentage		49.00%	39.00%
VIE service liabilities percentage		86.00%	99.00%
Balance sheet
Cash and cash equivalents		61,418	50,346
Prepaid expense and other current assets		11,402	15,489
Total current assets		107,348	77,336
Total assets		154,133	113,157
Deferred revenue		133,792	101,404
Total current liabilities		132,407	105,624
Total liabilities		161,313	127,933
Total equity		(7,180)	(14,776)
Income statement and cash flow statement
Net revenues		294,047	223,379	155,019
Net income		6,282	(2,056)	3,550
Net cash provided by operating activities		48,370	17,355	35,510
Net cash used in investing activities		(37,363)	(7,095)	(34,374)
Net cash provided by financing activities				353
Consolidated assets that are collateral for the VIE's obligations		$ 0

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2012
Minimum
Investments
Original maturity terms	3 months
Maximum
Investments
Original maturity terms	1 year

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
Dec. 31, 2012
Building | Minimum
Property and equipment
Estimated useful lives	20 years
Building | Maximum
Property and equipment
Estimated useful lives	40 years
Furniture, fixtures and equipment
Property and equipment
Estimated useful lives	3 years
Motor vehicles
Property and equipment
Estimated useful lives	5 years

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3)	12 Months Ended
Dec. 31, 2012
Trademark
Acquired intangible assets
Estimated average useful lives	10 years
Non-Compete Agreement
Acquired intangible assets
Estimated average useful lives	5 years

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4)	12 Months Ended
	Dec. 31, 2012 USD ($) item	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Minimum USD ($)	Dec. 31, 2012 Minimum CNY	Dec. 31, 2012 Maximum USD ($)	Dec. 31, 2012 Maximum CNY
Revenue recognition
Non-refundable registration fees charged to each new student				$ 48.15	300	$ 80.26	500
Period for recognition of revenues relating to unused prepaid tutoring hours of expired contracts	26 months
Business taxes and surcharges rate one (as a percent)	3.30%
Business taxes and surcharges rate two (as a percent)	5.50%
Business taxes	13,834,000	11,723,000	8,429,000
Number of PRC subsidiaries and the VIE's certain subsidiaries which are subject to VAT	1
VAT rate one (as a percent)	6.00%
VAT rate two (as a percent)	3.00%
Value added tax	67,000
Advertising costs
Advertising expense	26,448,000	21,471,000	10,971,000
Government subsidies
Government subsidies	$ 164,000	$ 357,000	$ 26,000

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5)	12 Months Ended
Dec. 31, 2012
Minimum
Lease accounting
Term of the Group's leases	1 year
Maximum
Lease accounting
Term of the Group's leases	5 years

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Foreign currency risk
Cash and cash equivalents denominated in RMB	$ 180,272	$ 216,342
Percentage of cash and cash equivalents which are denominated in RMB	85.10%	99.40%
Short-term investments denominated in RMB	$ 26,126	$ 7,944

ACQUISITION (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended					1 Months Ended
	Dec. 31, 2012 Trademark	Dec. 31, 2012 Non-Compete Agreement	Dec. 31, 2012 Weland Xueda Information	Dec. 31, 2011 Weland Xueda Information	Jun. 30, 2012 Weland Xueda Information	Jun. 30, 2012 Weland Xueda Information Trademark	Jun. 30, 2012 Weland Xueda Information Non-Compete Agreement
ACQUISITION
Equity interest acquired (as a percent)					60.00%
Cash consideration					$ 2,961
Net revenues			831
Net loss			540
Acquisition consideration allocated as of the acquisition date
Cash and cash equivalents					1,765
Advance to suppliers					62
Acquired intangible assets						408	188
Fixed assets					4
Total assets acquired					2,427
Deferred tax liabilities					(150)
Liabilities assumed					(540)
Noncontrolling interest					(1,571)
Total net assets					166
Goodwill					2,795
Total					2,961
Useful life	10 years	5 years				10 years	5 years
Pro forma results
Pro forma net revenue			296,548	227,436
Pro forma net income attributable to Xueda Education Group			$ 2,414	$ 4,999
Pro forma net income per ordinary share-basic			$ 0.02	$ 0.04
Pro forma net income per ordinary share-diluted			$ 0.02	$ 0.04

PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Other receivable	$ 1,794	$ 6,323
Prepaid rental expenses	6,857	5,864
Advance to suppliers	1,532	2,019
Advanced to third party for stock repurchase	46	1,154
Prepaid advertisement expenses	513	928
Short-term deposits	461	828
Interest receivable	458	806
Staff advances and others	1,250	723
Prepaid expenses and other current assets	$ 12,911	$ 18,645

PROPERTY AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
PROPERTY AND EQUIPMENT
Less: accumulated depreciation and amortization	$ (26,150)	$ (12,932)
Property and equipment, net	40,616	35,613
Depreciation and amortization expenses	15,308	8,109	3,551
Buildings
PROPERTY AND EQUIPMENT
Property and equipment, gross	5,800	4,782
Furniture, fixtures and equipment
PROPERTY AND EQUIPMENT
Property and equipment, gross	21,603	15,922
Motor vehicles
PROPERTY AND EQUIPMENT
Property and equipment, gross	2,146	1,571
Leasehold improvements
PROPERTY AND EQUIPMENT
Property and equipment, gross	$ 37,217	$ 26,270

ACQUIRED INTANGIBLE ASSETS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Acquired intangible assets
Acquired intangible assets, net	$ 563
Amortization expense	47
Weland
Acquired intangible assets
Acquired intangible assets, gross	596
Less: Accumulated amortization	(47)
Exchange difference	14
Acquired intangible assets, net	563
Amortization expense	47
Future amortization expenses of acquired intangible assets
2013	80
2014	80
2015	80
2016	80
2017 and thereafter	229
Weland | Trademark
Acquired intangible assets
Acquired intangible assets, gross	408
Weland | Non-Compete Agreement
Acquired intangible assets
Acquired intangible assets, gross	$ 188

GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Gross amount:
Beginning balance	$ 863	$ 823
Acquisition	2,795
Exchange differences	71	40
Ending balance	3,729	863	823
Goodwill, net	3,729	863
Impairment charges on goodwill	0	0	0
Taiyuan Xueda
Gross amount:
Beginning balance	863	823
Exchange differences	9	40
Ending balance	872	863
Goodwill, net	872	863
Weland
Gross amount:
Acquisition	2,795
Exchange differences	62
Ending balance	2,857
Goodwill, net	$ 2,857

SHORT - TERM INVESTMENTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SHORT-TERM INVESTMENTS.
Held-to-maturity securities issued at amortized cost	$ 26,126	$ 7,944
Income from held-to-maturity securities recognized as interest income	$ 2,074	$ 593	$ 214

AVAILABLE-FOR-SALE SECURITIES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended	1 Months Ended
	Dec. 31, 2012	Jul. 31, 2012 Convertible preferred shares	Dec. 31, 2012 Convertible preferred shares
Available-for-sale securities
Purchase consideration for convertible preferred shares	$ 4,786	$ 4,786
Shares purchased and held		1,272,000
Equity ownership interest (as a percent)		12.72%
Cost			4,786
Gross unrealized gain			339
Fair value			$ 5,125

FAIR VALUE MEASUREMENT (Details) (Recurring, USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Significant unobservable inputs Level 3
Assets:
Available-for-sale securities	5,125
Total assets at fair value	5,125
Total
Assets:
Available-for-sale securities	5,125
Total assets at fair value	5,125
Income approach valuations
Fair value measurement
Discount rate (as a percent )	21.53%
Terminal value growth rate (as a percent)	3.00%

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued employee payroll and welfare benefits	$ 14,459	$ 13,259
Payable for property and equipment	2,393	2,871
Accrued rental expenses	3,344	1,737
Business taxes and other tax payable	1,970	1,460
Individual income taxes payable	513	520
Accrued professional service fees	933	472
Accrued advertisement expenses	124	344
Accrued other service fees	343	222
Other	1,078	848
Accrued expenses and other current liabilities	$ 25,157	$ 21,733

INCOME TAXES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 PRC	Dec. 31, 2011 PRC	Dec. 31, 2010 PRC	Dec. 31, 2008 PRC	Dec. 31, 2012 Xueda HK Hong Kong	Dec. 31, 2011 Xueda HK Hong Kong	Dec. 31, 2010 Xueda HK Hong Kong	Dec. 31, 2012 Xuecheng Century PRC	Dec. 31, 2014 Xuecheng Century PRC Forecast	Dec. 31, 2013 Xuecheng Century PRC Forecast	Dec. 31, 2012 Xueda Information and its subsidiaries
Current and deferred components of income tax expense (benefit)
Current	$ 3,179	$ 4,562	$ 3,455
Deferred	(2,303)	(2,078)	(2,465)
Total income taxes	876	2,484	990
INCOME TAXES
Income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	16.50%
Total income taxes	876	2,484	990
Preferential income tax rate for certifified software enterprise (as a percent)											12.50%	12.50%	12.50%
Net operating loss carry forwards														15,264
Current deferred tax assets
Deferred income-current	104	111
Accrued expenses	4,420	3,669
Less: Valuation allowance	(189)	(162)
Net current deferred tax assets	4,335	3,618
Non-current deferred tax assets
Deferred income-noncurrent	182	279
Net operating loss carry forwards	3,816	2,692
Less: valuation allowance	(1,413)	(1,963)
Net non-current deferred tax assets	2,585	1,008
Non-current deferred tax liabilities
Acquired intangible assets	(141)
Net non-current deferred tax liabilities	(141)
Limit on advertising expenses deductible for period, as a percentage of gross revenues. Amounts in excess of limit may be carried forward	15.00%
Deferred tax asset for investment of Xuecheng Century in Xueda information	$ 0

INCOME TAXES (Details 2) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)
Reconciliation between total income tax expense and the amount computed by applying the PRC EIT statutory rate to income before income taxes
PRC EIT statutory rate	25.00%	25.00%	25.00%	25.00%
Expected income tax expense at PRC EIT statutory rate of 25%	$ 656		$ 1,819	$ 2,821
Effect of preferential tax rate and tax holiday	745		(760)	(2,608)
Effect on tax rates in different tax jurisdiction	(228)		121	(122)
Tax effect of income that is not taxable			(1,173)
Tax effect of expenses that are not deductible in determining taxable profit	226		809	161
Changes in valuation allowance	(523)		1,668	738
Total income taxes	876		2,484	990
Tax holidays
Increase (Decrease) in income tax expense	(745)		760	2,608
(Reduction) Increase in net income per share-basic (in dollars per share)	$ 0.01		$ (0.01)	$ (0.03)
(Reduction) Increase in net income per share-diluted (in dollars per share)	$ 0.01		$ (0.01)	$ (0.03)
Period under statute of limitations, underpayment of taxes	3 years	3 years
Extended period under statute of limitations	5 years	5 years
Underpayment of tax liability	$ 16	100
Period under statute of limitations in case of transfer pricing related issue	10 years	10 years

INCOME TAXES (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES
Withholding tax rate in case of dividends paid by PRC subsidiaries (as a percent)	10.00%
Income tax rate applicable to the entity and its subsidiaries registered outside the PRC that are deemed resident enterprises (as a percent)	25.00%
INCOME TAXES
Accumulated deficits	$ (7,046)	$ (8,527)
Deferred tax liability accrued for the Chinese dividend withholding taxes	0
Subsidiaries located in the PRC
INCOME TAXES
Accumulated deficits	$ 9,055

ORDINARY SHARES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended		1 Months Ended						12 Months Ended				1 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Nov. 30, 2010 Series A1 convertible redeemable preferred shares	Apr. 30, 2009 Series A1 convertible redeemable preferred shares CDH Xueda Education	Nov. 30, 2010 Series A2 convertible redeemable preferred shares	Apr. 30, 2009 Series A2 convertible redeemable preferred shares Century Hui Ce	Nov. 30, 2010 Ordinary shares	Apr. 30, 2009 Ordinary shares	Dec. 31, 2012 Ordinary shares	Dec. 31, 2011 Ordinary shares	Dec. 31, 2010 Ordinary shares	Sep. 30, 2011 Ordinary shares	May 31, 2009 Ordinary shares Yao Jinbo	Sep. 30, 2011 ADSs	Nov. 30, 2010 ADSs	Dec. 31, 2012 ADSs	Apr. 30, 2009 Xueda Technology
ORDINARY SHARES
Number of shares subscribed by ordinary shareholders																	66,670,000
Shares converted into ordinary shares			21,555,920	3,126,920	8,796,920	1,373,080
Aggregated number of shares resulting from conversion of convertible securities							30,352,840	4,500,000			30,352,840
Number of shares repurchased													1,207,200
Number of shares repurchased									4,155,864	5,210,168
Repurchase consideration
Shares issued							38,013,000								19,006,500
Number of shares transferred to depositary bank for future exercise of share options										1,300,000
Number of shares issued upon exercise of share options									1,015,516
Number of shares remaining available for future issuances									284,484
Maximum repurchase amount of outstanding ADSs under the repurchase program														30,000
Equivalent number of shares for each American Depositary Share												2
Average price per ADS repurchase (in dollars per share)									$ 1.75	$ 1.7
Aggregate cost	$ 7,278	$ 8,846														$ 16,124

NET INCOME PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income-basic (numerator):
Net income allocated to the entity's shareholders	$ 1,965	$ 4,790	$ 9,773
Net income allocated ordinary shareholders	1,965	4,790	7,410
Shares (denominator):
Weighted average ordinary shares outstanding used in computing basic net income per share-basic	131,316,004	137,745,176	80,407,581
Effect of dilutive securities:
Plus incremental weighted average ordinary shares from assumed conversions of stock options and nonvested shares using the treasury stock method	460,203	4,523,737	2,368,785
Weighted average ordinary shares outstanding used in computing diluted net income per share-diluted	131,776,207	142,268,913	82,776,366
Net income per ordinary share-basic (in dollars per share)	$ 0.01	$ 0.03	$ 0.09
Net income per ordinary share-diluted (in dollars per share)	$ 0.01	$ 0.03	$ 0.09
Series A1 preferred shares
Net income-basic (numerator):
Net income allocated to preferred shareholders			1,678
Series A2 preferred shares
Net income-basic (numerator):
Net income allocated to preferred shareholders			$ 685

NET INCOME PER SHARE (Details 2)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock options
Anti-dilutive securities
Number of shares excluded from the computation of diluted net loss per share	356,219	0	0
Nonvested shares
Anti-dilutive securities
Number of shares excluded from the computation of diluted net loss per share	1,248,944	0	0

SHARE-BASED COMPENSATION (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended				0 Months Ended	12 Months Ended		0 Months Ended		1 Months Ended	0 Months Ended	1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Nov. 13, 2009	Nov. 30, 2009 Stock options	Dec. 31, 2012 Stock options	Dec. 31, 2011 Stock options	Dec. 31, 2010 Stock options	Mar. 16, 2010 Stock options	Nov. 13, 2009 Stock options Maximum	Dec. 31, 2012 Stock options Minimum	Nov. 13, 2009 Stock options Minimum	Dec. 18, 2012 Stock options Employees	Aug. 22, 2012 Stock options Employees	Mar. 31, 2010 Stock options Employees	Mar. 15, 2012 Stock options Officer	Sep. 30, 2010 Stock options Officer	Mar. 31, 2010 Stock options Officer	Feb. 29, 2012 Stock options Officer	Sep. 20, 2010 Stock options Officer
SHARE-BASED COMPENSATION
Maximum aggregate number of shares which may be issued pursuant to all awards			11,146,151
Term of an incentive stock option									10 years
Stock option term limited to 5 years for grantees who own stock representing more than specified percentage											10.00%
Term of the incentive stock option where grantee holds a minimum percentage of voting power				5 years
Annual increase in share limit authorized as a percentage of the total number of shares issued and outstanding		1.00%
Option exercise price as a percentage of fair market value, with respect to options granted to individuals subject to taxation in the United States										100.00%
Option exercise price as a percentage of fair market value, with respect to other options granted to individuals not subject to taxation in the United States										85.00%
Increase in share limit (in shares)	1,335,058	1,383,286
Number of shares available for future grant	2,421,981
Previous share grant replaced																	3,343,845
Percentage vesting each year														25.00%
Vesting period														4 years
Unrecognized compensation expenses					$ 4,184														$ 3,612
Options which would have been forfeited upon resignation (in shares)																		417,979
Exercisable period of vested options															6 months
Incremental share-based compensation expense															339
Percentage of shares that will vest on first vesting date												12.50%	50.00%
Percentage of shares that will vest on subsequent vesting date												12.50%	50.00%
Subsequent period of vesting												6 months
Remaining vesting period												3 years 6 months
Outstanding options, Number of options
Options outstanding at the beginning of the period (in shares)					9,550,652	10,309,062
Granted (in shares)					2,745,806		13,663,942					655,902	2,089,904	10,320,097		3,343,845
Cancelled (in shares)							(3,343,845)
Exercised (in shares)					(679,402)	(336,114)
Forfeited (in shares)					(4,341,736)	(422,296)	(11,035)
Options outstanding at the end of the period (in shares)					7,275,320	9,550,652	10,309,062
Options vested and expected to vest at the end of the period (in shares)					6,831,655
Options exercisable at the end of the period (in shares)					2,311,186
Outstanding options, Weighted average exercise price
Options outstanding at the beginning of the period (in dollars per share)					$ 1.31	$ 1.28
Granted (in dollars per share)					$ 1.55		$ 1.21					$ 1.26	$ 1.65	$ 0.99		$ 1.89	$ 0.99
Cancelled (in dollars per share)							$ 0.99
Exercised (in dollars per share)					$ 0.99	$ 0.99
Forfeited (in dollars per share)					$ 1.68	$ 0.99	$ 0.99
Options outstanding at the end of the period (in dollars per share)					$ 1.2	$ 1.31	$ 1.28
Options vested and expected to vest at the end of the period (in dollars per share)					$ 1.22
Options exercisable at the end of the period (in dollars per share)					$ 0.99
Outstanding options, Weighted average grant-date fair value
Options outstanding at the beginning of the period (in dollars per share)					$ 1.24	$ 1.24
Granted (in dollars per share)					$ 1.21		$ 1.89
Cancelled (in dollars per share)							$ 1.24
Exercised (in dollars per share)					$ 1.24	$ 1.24
Forfeited (in dollars per share)					$ 1.24	$ 1.24	$ 1.24
Options outstanding at the end of the period (in dollars per share)					$ 1.02	$ 1.24	$ 1.24
Options vested and expected to vest at the end of the period (in dollars per share)					$ 1.01
Options exercisable at the end of the period (in dollars per share)					$ 1.24
Outstanding options, Weighted average remaining contractual Term
Options outstanding at the end of the period					8 years 1 month 24 days
Options vested and expected to vest at the end of the period					8 years 2 months 16 days
Options exercisable at the end of the period					7 years 2 months 12 days
Aggregate intrinsic value
Options outstanding at the end of the period					1,064
Options vested and expected to vest at the end of the period					960
Options exercisable at the end of the period					543
Additional disclosures
Total intrinsic value of options exercised during the period (in dollars)					345	1,080
Total fair value of shares vested during the period (in dollars)					1,687	3,191
Share-based compensation expenses, additional disclosure
Share-based compensation expenses					1,752	3,242	1,904
Unrecognized share-based compensation related to stock options					$ 4,184														$ 3,612
Weighted average period to recognize share-based compensation expenses related to nonvested options					1 year 7 months 6 days
Assumptions used to estimate the fair value of options
Expected volatility (as a percent)					57.90%		54.10%
Risk-free interest rate (as a percent)					1.80%		4.36%
Expected dividend yield (as a percent)					0.00%		0.00%
Exercise price (in dollars per share)					$ 1.55		$ 0.99	$ 0.99				$ 1.26	$ 1.65
Fair value of the underlying ordinary shares (in dollars per share)					$ 1.21		$ 1.89
Exercise multiple					2.8		1.5

SHARE-BASED COMPENSATION (Details 2) (Nonvested shares, USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended				1 Months Ended	12 Months Ended
	Dec. 21, 2012	Jun. 30, 2011	May 27, 2011	Feb. 25, 2011	Nov. 02, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Nonvested shares
SHARE-BASED COMPENSATION
Number of nonvested shares granted to employees	1,234,970	1,195,368	489,000	290,000	653,343	1,888,313	1,974,368
Percentage vesting each year	25.00%	25.00%	25.00%	25.00%	50.00%	25.00%
Number of Nonvested shares outstanding
Nonvested shares outstanding at the beginning of the period						1,487,418
Granted (in shares)	1,234,970	1,195,368	489,000	290,000	653,343	1,888,313	1,974,368
Forfeited (in shares)						(275,303)	(435,700)
Vested (in shares)						(348,062)	(51,250)
Nonvested shares outstanding at the end of the period						2,752,366	1,487,418
Nonvested shares vested and expected to vest at the end of the period (in shares)						1,969,884
Weighted average grant-date fair value
Nonvested shares outstanding at the beginning of the period (in dollars per share)						$ 4.15
Granted (in dollars per share)						$ 1.32	$ 4.24
Forfeited (in dollars per share)						$ 4.3	$ 4.47
Vested (in dollars per share)						$ 4.16	$ 4.84
Nonvested shares outstanding at the end of the period (in dollars per share)						$ 2.19	$ 4.15
Nonvested shares vested and expected to vest at the end of the period (in dollars per share)						$ 2.13
Aggregate intrinsic value
Nonvested shares outstanding at the end of the period						$ 3,372
Nonvested shares vested and expected to vest at the end of the period						2,413
Additional disclosures
Total fair value of shares vested during the period						1,448	248
Share-based compensation expenses						1,414	867
Unrecognized compensation related to nonvested shares						$ 3,017
Weighted average period to recognize share-based compensation expenses related to nonvested shares						2 years 6 months

CONVERTIBLE REDEEMABLE PREFERRED SHARES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Apr. 24, 2009	Nov. 30, 2010 Series A preferred shares item	Apr. 30, 2009 Series A preferred shares	Dec. 31, 2012 Series A preferred shares	Dec. 31, 2011 Series A preferred shares	Dec. 31, 2010 Series A preferred shares	Nov. 30, 2010 Series A1 convertible redeemable preferred shares	Nov. 30, 2010 Series A2 convertible redeemable preferred shares	Nov. 30, 2010 Ordinary shares	Apr. 30, 2009 Ordinary shares	Dec. 31, 2010 Ordinary shares	Mar. 31, 2008 Xueda Technology	Apr. 24, 2009 CDH Xueda Education	Apr. 30, 2009 CDH Xueda Education Series A1 convertible redeemable preferred shares	Mar. 31, 2008 CDH Xueda Education Xueda Technology	Mar. 26, 2008 CDH Xueda Education Xueda Technology	Apr. 24, 2009 Century Hui Ce	Mar. 31, 2008 Century Hui Ce item	Mar. 26, 2008 Century Hui Ce item	Apr. 30, 2009 Century Hui Ce Series A2 convertible redeemable preferred shares	Mar. 31, 2008 Century Hui Ce Xueda Technology	Mar. 26, 2008 Century Hui Ce Xueda Technology	Aug. 31, 2009 CDH Xueda Limited Series A1 convertible redeemable preferred shares	Apr. 30, 2009 CDH Xueda Limited Series A1 convertible redeemable preferred shares	Apr. 30, 2009 Beneficial owner of Century Hui Ce, investor one Series A2 convertible redeemable preferred shares	Apr. 30, 2009 Beneficial owner of Century Hui Ce, investor two Series A2 convertible redeemable preferred shares	Apr. 30, 2009 Beneficial owner of Century Hui Ce, investor three Series A2 convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Number of individual investors																		3	3
Percentage of ownership on an as converted basis	100.00%											100.00%	23.16%		23.16%	23.16%	10.17%				10.17%	10.17%
Cash paid for convertible redeemable preferred stock															$ 2,269						$ 996		$ 500
Number of convertible redeemable preferred shares																								20,033,080	3,518,770	2,262,570	3,015,580
Additional temporary equity issued (in shares)									38,013,000														1,522,840
Number of convertible redeemable preferred shares held							21,555,920	8,796,920						3,126,920						1,373,080
Aggregated number of shares resulting from conversion of convertible securities									30,352,840	4,500,000	30,352,840
Condition for automatic conversion: minimum issuance of new shares (as a percent)		15.00%
Condition for automatic conversion, minimum implied valuation of the Group		100,000
Initial conversion ratio		1
Redemption of temporary equity required if requested by shareholders who hold specified percentage of equity interest			50.00%
Redemption premium, compound interest rate component (as a percent)			15.00%
Accrued redemption premium (as a percent)			15.00%
Debit to accumulated deficit recorded to accrue redemption premium						$ 520

MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION
Total provision for employee benefits under defined contribution plan	$ 24,214	$ 18,435	$ 10,035

COMMITMENTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
COMMITMENTS
Rent expenses under operating leases	$ 40,490	$ 28,927	$ 17,412
Future minimum lease payments under non-cancelable operating leases agreements
2013	33,108
2014	26,936
2015	21,320
2016	14,692
2017 and thereafter	19,773
Total	$ 115,829

RELATED PARTY TRANSACTIONS (Details) In Thousands, unless otherwise specified	12 Months Ended				1 Months Ended			12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Nov. 30, 2012 Beijing Lebai USD ($)	Dec. 31, 2011 Company director and CEO Shanghai Chuanxue USD ($)	Aug. 31, 2012 Jin Xin Firstleap Education USD ($)	Jul. 31, 2012 Jin Xin Firstleap Education	Nov. 30, 2012 Xueda Information Beijing Lebai CNY	Dec. 31, 2012 Xueda Information Beijing Lebai USD ($)	Dec. 31, 2012 Yao Jinbo 58 City USD ($)	Dec. 31, 2011 Yao Jinbo 58 City USD ($)	Dec. 31, 2010 Yao Jinbo 58 City USD ($)	Dec. 31, 2012 Yao Jinbo City Wanglin USD ($)	Dec. 31, 2011 Yao Jinbo City Wanglin USD ($)	Dec. 31, 2010 Yao Jinbo City Wanglin USD ($)
RELATED PARTY TRANSACTIONS
Amounts due from related party	$ 1,592	$ 43	$ 1,592	$ 43			10,000	$ 1,592
Purchase consideration	4,786				4,786
Equity ownership interest (as a percent)						12.72%
Annual interest rate (as a percent)							10.00%
Total advertising expense	294								141	493	565	153
Total Rental income	99							99
Unsettled balance									$ 0	$ 0	$ 0	$ 0	$ 0	$ 0

STATUTORY RESERVES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
STATUTORY RESERVES
Percentage of after-tax profits required to be transferred to general reserve	10.00%
Maximum percentage of the entity registered capital required for general reserve fund	50.00%
Appropriation to general reserve fund	$ 370	$ 108	$ 283
Annual appropriations to development as a percentage of after-tax income, for private school which requires reasonable return	25.00%
Minimum annual appropriation to development fund as a percentage of the increase in net assets for private schools which do not require a reasonable return	25.00%
Appropriation to development fund	$ 114	$ 913	$ 96

RESTRICTED NET ASSETS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
RESTRICTED NET ASSETS
Balance restricted net assets	$ 29,767

SEGMENT INFORMATION (Details)	12 Months Ended
Dec. 31, 2012 item
SEGMENT INFORMATION
Number of Reportable Segments	1